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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-1A

        REGISTRATION STATEMENT 33-48863 UNDER THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.

                         POST-EFFECTIVE AMENDMENT NO. 17


                                       AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 19



                          VANGUARD BALANCED INDEX FUND
         (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                      P.O. BOX 2600, VALLEY FORGE, PA 19482
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482




                IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:
            ON APRIL 25, 2001, PURSUANT TO PARAGRAPH (B) OF RULE 485.

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


VANGUARD(R) BALANCED INDEX FUND

INVESTOR SHARES & ADMIRAL(TM) SHARES

APRIL 25, 2001



This prospectus
contains financial data
for the Fund through
the fiscal year ended
December 31, 2000.



Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


[THE VANGUARD GROUP(R) LOGO]

VANGUARD BALANCED INDEX FUND
INVESTOR SHARES AND ADMIRAL SHARES
PROSPECTUS
APRIL 25, 2001

A BALANCED MUTUAL FUND
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CONTENTS

   1 FUND PROFILE

   4 ADDITIONAL INFORMATION

   4 AN INTRODUCTION TO INDEX FUNDS

   5 MORE ON THE FUND

  11 THE FUND AND VANGUARD

  12 INVESTMENT ADVISER

  13 DIVIDENDS, CAPITAL GAINS, AND TAXES

  15 SHARE PRICE

  16 FINANCIAL HIGHLIGHTS

  18 INVESTING WITH VANGUARD
     18 Buying Shares
     19 Converting Shares
     20 Redeeming Shares
     22 Other Rules You Should Know
     24 Fund and Account Updates
     25 Contacting Vanguard

 GLOSSARY (inside back cover)
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WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
--------------------------------------------------------------------------------

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SHARE CLASSES
The Fund offers three separate classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. This prospectus offers the Fund's Investor Shares and Admiral Shares. Please note that Admiral Shares are NOT available to:
o    SIMPLE IRAs and 403(b)(7) custodial accounts;
o Other retirement plan accounts receiving special administrative services from Vanguard; or
o Accounts maintained by financial intermediaries, except in limited circumstances.
     Please call Vanguard at 1-800-523-1036 to obtain a separate prospectus that offers the Fund's Institutional Shares, which have an investment minimum of $10 million and generally are not available through financial intermediaries or retirement plans receiving special administrative services from Vanguard.
     The Fund's separate share classes have different expenses; as a result, their investment performances will vary. ALL REFERENCES IN THIS PROSPECTUS TO FEES, EXPENSES, AND INVESTMENT PERFORMANCE RELATE SPECIFICALLY TO INVESTOR SHARES, UNLESS OTHERWISE NOTED.
--------------------------------------------------------------------------------

FUND PROFILE

INVESTMENT OBJECTIVE
The Fund seeks to provide current income and long-term growth of income and capital.

INVESTMENT STRATEGIES
The Fund typically invests 60% of its assets in common stocks and 40% in bonds. The stock portion of the Fund seeks to match the total return of the Wilshire 5000 Total Market Index a widely recognized measure of the U.S. stock market. The Fund's bond portion seeks to replicate the returns of the Lehman Brothers Aggregate Bond Index, a measure of regularly traded, U.S. investment-grade bonds.

PRIMARY RISKS
AN INVESTMENT IN THE FUND COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. YOU SHOULD EXPECT THE FUND'S SHARE PRICE AND TOTAL RETURN TO FLUCTUATE WITHIN A WIDE RANGE LIKE THE OVERALL STOCK AND BOND MARKETS. The Fund's performance could be hurt by:
o Stock market risk, which is the chance that stock prices overall will decline over short or long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
o Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods because of rising interest rates. Interest rate risk should range from low to moderate for the Fund, because it invests only a portion of its assets in bonds.
o Credit risk, which is the chance a bond issuer will fail to pay interest and principal in a timely manner. Credit risk should be low for the Fund because it invests only a portion of its assets in bonds, most of which are considered high-quality.
o Prepayment risk, which is the chance that during periods of falling interest rates, a mortgage-backed bond issuer will repay a higher-yielding bond before its maturity day. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates.
o Index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns compare with those of relevant market indexes and its target index over set periods of time. Both the bar chart and the table present information for the Fund's Investor Shares only, because Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

2

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                      ANNUAL TOTAL RETURNS-INVESTOR SHARES
--------------------------------------------------------------------------------
      [SCALE -20% TO 50%]
                       1993           10.00%
                       1994           -1.56%
                       1995           28.64%
                       1996           13.95%
                       1997           22.24%
                       1998           17.85%
                       1999           13.61%
                       2000           -2.04%
--------------------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 12.67% (quarter ended December 31, 1998), and the lowest return for a quarter was -5.57% (quarter ended September 30, 1998).

--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------
                                        1 YEAR     5 YEARS      SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Balanced Index                 -2.04%      12.81%         12.66%
  Fund Investor Shares
Wilshire 5000 Total Market Index       -10.99       16.66          16.44
Lehman Brothers Aggregate Bond Index    11.63        6.46           7.42
Balanced Composite Index**              -2.19       12.87          12.88
--------------------------------------------------------------------------------
 *November 9, 1992.
**Made up of two unmanaged  benchmarks,  weighted 60% Wilshire 5000 Total Market
  Index and 40% Lehman Brothers Aggregate Bond Index.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses for Investor Shares are based on those incurred in the fiscal year ended December 31, 2000; for Admiral Shares, the expenses are based on estimated amounts for the current fiscal year.

                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                      --------        -------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Transaction Fee on Purchases:                             None           None
Sales Charge (Load) Imposed on Reinvested                 None           None
Dividends:
Redemption Fee:                                           None           None
Exchange Fee:                                             None           None
Account Maintenance Fee (for accounts under $10,000):    $2.50/          None
                                                       quarter*
ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.20%          0.12%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.02%          0.03%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.22%          0.15%

  *The account maintenance fee will be deducted from your quarterly distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.

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                                PLAIN TALK ABOUT
                                  FUND EXPENSES
All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard Balanced Index Fund's expense ratio in fiscal year 2000 was 0.22%, or $2.20 per $1,000 of average net assets. It is estimated that the Fund's Admiral Shares will have an annualized expense ratio of 0.15% for the current fiscal year, or $1.50 per $1,000 of average net assets. The average balanced mutual fund had expenses in 2000 of 1.33%, or $13.30 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
--------------------------------------------------------------------------------

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same for Investor Shares and match our estimates for Admiral Shares. The results apply whether or not you redeem your investment at the end of the given period.

--------------------------------------------------------------------------------
                         1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Investor Shares           $23        $71         $124        $280
Admiral Shares             15         48           85         192
--------------------------------------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING
Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

4

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS              CONVERSION FEATURES
Dividends are distributed quarterly in     Investor Shares--May be converted to
March, June, September, and December;    Admiral Shares if you meet certain
capital gains, if any,  are distributed  account balance and tenure
annually in December.                    requirements
                                           Admiral Shares--Will be converted to
INVESTMENT ADVISER                       Investor Shares if you are no longer
The Vanguard Group, Valley Forge, Pa.,   eligible for Admiral Shares
since inception
                                         NEWSPAPER ABBREVIATION
INCEPTION DATE                           Investor Shares--Balanced
Investor Shares--November 9, 1992        Admiral Shares--BalAdml
Admiral Shares--November 28, 2000
                                         VANGUARD FUND NUMBER
NET ASSETS (INVESTOR SHARES) AS OF       Investor Shares--002
DECEMBER 31, 2000                        Admiral Shares--502
$3.59 billion
                                         CUSIP NUMBER
SUITABLE FOR IRAS                        Investor Shares--921931101
Yes (both classes of shares)             Admiral Shares--921931200

MINIMUM INITIAL INVESTMENT               TICKER SYMBOL
 Investor Shares--$3,000; $1,000 for     Investor Shares--VBINX
IRAs and custodial accounts for minors   Admiral Shares--VBIAX
 Admiral Shares--$250,000
--------------------------------------------------------------------------------

AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?
Indexing is an investment strategy for tracking, as closely as possible, the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets--such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments--such as small-capitalization stocks or long-term bonds.

     An index fund holds all, or a representative sample, of the securities that make up its target index. Unlike actively managed funds, index (or "passively managed") funds do not buy and sell securities based on research and analysis. Rather, index funds simply attempt to mirror what the target index does, for better or worse.

     An index fund does not always perform exactly like its target index. Like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

ADVANTAGES OF INDEX FUNDS
Index funds typically have the following characteristics:
o Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
o Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.
o Low cost. Index funds are inexpensive to run compared with actively managed funds. They have no research costs and they are able to keep trading activity--and thus brokerage commissions and other transaction costs--to a minimum.

MORE ON THE FUND
This prospectus describes risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] LOGO symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a Fund shareholder.

     The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote unless those strategies or policies are designated as fundamental. Note that the Fund's investment objective is not fundamental, and may be changed without a shareholder vote.

     Finally, you'll find information on other important features of the Fund.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 BALANCED FUNDS
Balanced funds are generally "middle-of-the-road" investments that seek to provide some combination of growth, income, and conservation of capital by investing in a mix of stocks, bonds, and/or money market instruments. Because the prices of stocks and bonds often move in different directions, balanced funds are able to use rewards from one type of investment to help offset the risks from another.
--------------------------------------------------------------------------------

MARKET EXPOSURE

STOCKS
About 60% of the Fund's assets are invested in stocks in an attempt to replicate, with that portion of the Fund's assets, the performance of the Wilshire 5000 Index, which consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the NASDAQ over-the-counter market.

[FLAG] THE FUND IS SUBJECT TO STOCK MARKET RISK,  WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

6

--------------------------------------------------------------------------------
                      U.S. STOCK MARKET RETURNS (1926-2000)
--------------------------------------------------------------------------------
                    1 YEAR     5 YEARS     10 YEARS    20 YEARS
--------------------------------------------------------------------------------
Best                 54.2%      28.6%       19.9%       17.8%
Worst               -43.1      -12.4        -0.8         3.1
Average              12.9       11.1        11.2        11.2
--------------------------------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2000. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.1%, returns for individual 5-year periods ranged from a -12.4% average (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or this Fund in particular.

     While the Fund's holdings will typically include the 500 largest stocks in the Wilshire 5000 Index, they will not include all of the securities in the Index. Instead, the Fund will invest in a representative sample of stocks.

     Keep in mind, too, that while the Wilshire 5000 Index is dominated by large-cap stocks (those tracked by the S&P 500 Index), small- and mid-cap stocks are also represented. The Fund's stock holdings are adjusted on a regular basis to reflect the Wilshire 5000 Index. As of December 31, 2000, about 23% of the market value of the Wilshire 5000 Index was made up of securities that were not in the S&P 500 Index. Historically, small-cap stocks have been more volatile than--and at times have performed quite differently from--large-cap stocks.

     Finally, keep in mind that only a portion of the Fund's assets--approximately 60%--is expected to mirror the investment returns of the Wilshire 5000 Index; the Fund's remaining assets are expected to mirror the investment returns of the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                    LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS
Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-cap funds as those holding stocks of companies whose outstanding shares have, on average, a market value exceeding $13 billion; mid-cap funds as those holding stocks of companies with a market value between $1.5 billion and $13 billion; and small-cap funds as those holding stocks of companies with a market value of less than $1.5 billion. Vanguard periodically reassesses these classifications.
--------------------------------------------------------------------------------

BONDS
About 40% of the Fund's assets are invested in bonds in an attempt to replicate, with that portion of the Fund's assets, the performance of the Lehman Brothers Aggregate Bond Index. This is a broad market-weighted index that encompasses five major classes of investment-grade fixed income securities in the United
States: U.S. Treasury and agency securities, corporate bonds, mortgage-backed securities, international dollar-denominated bonds, and asset-backed securities with maturities greater than one year.

[FLAG] THE FUND IS SUBJECT TO INTEREST RATE RISK,  WHICH IS THE CHANCE THAT BOND
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS BECAUSE OF RISING INTEREST RATES. INTEREST RATE RISK IS MODERATE FOR INTERMEDIATE-TERM BONDS SUCH AS THOSE PURCHASED BY THE FUND. FOR THE FUND OVERALL, INTEREST RATE RISK SHOULD RANGE FROM LOW TO MODERATE, BECAUSE IT INVESTS ONLY A PORTION OF ITS ASSETS IN BONDS.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            BONDS AND INTEREST RATES
As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds of comparable quality and maturity are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--you would probably have to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.

How mortgage-backed bonds are different: In general, declining interest rates will not lift the prices of mortgage-backed bonds--such as GNMAs--as much as the prices of comparable bonds. Why? Because when interest rates fall, the bond market tends to discount the prices of mortgage-backed bonds for prepayment risk--the possibility that homeowners will refinance their mortgages at lower rates and cause the bonds to be paid off prior to maturity. In part to compensate for this "drag" on price, GNMAs tend to offer higher yields than do other bonds of comparable credit quality and maturity.
--------------------------------------------------------------------------------

     Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly due to rising interest rates. For instance, prices of long-term bonds fell by almost 48% between December 1976 and September 1981.

     To illustrate the relationship between bond prices and interest rates, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.

--------------------------------------------------------------------------------
                      HOW INTEREST RATE CHANGES AFFECT THE
                             VALUE OF A $1,000 BOND*
--------------------------------------------------------------------------------
                             AFTER A 1%   AFTER A 1%   AFTER A 2%    AFTER A 2%
TYPE OF BOND (MATURITY)       INCREASE     DECREASE     INCREASE      DECREASE
--------------------------------------------------------------------------------
Short-Term (2.5 years)          $978       $1,023         $956        $1,046
Intermediate-Term (10 years)     932        1,074          870         1,156
Long-Term (20 years)             901        1,116          816         1,251
--------------------------------------------------------------------------------
*Assuming a 7% yield
--------------------------------------------------------------------------------
     These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or the Fund in particular.

     Changes in interest rates can affect bond income as well as bond prices.

8

[FLAG] THE FUND IS SUBJECT TO INCOME  RISK,  WHICH IS THE CHANCE THAT THE FUND'S
     DIVIDENDS (INCOME) WILL DECLINE BECAUSE OF FALLING INTEREST RATES. INCOME RISK IS GENERALLY GREATEST FOR SHORT-TERM BOND FUNDS AND LEAST FOR LONG-TERM BOND FUNDS.

[FLAG] BECAUSE IT INVESTS IN MORTGAGE-BACKED  SECURITIES, THE FUND IS SUBJECT TO
     PREPAYMENT RISK, WHICH IS THE CHANCE THAT DURING PERIODS OF FALLING INTEREST RATES, HOMEOWNERS WILL REPAY HIGHER-YIELDING MORTGAGES EARLIER THAN SCHEDULED. THE FUND WOULD LOSE THE OPPORTUNITY FOR ADDITIONAL PRICE APPRECIATION, AND WOULD BE FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER INTEREST RATES. AS A RESULT, THE FUND WOULD EXPERIENCE A DECLINE IN INCOME.

     Since the Fund invests only a portion of its assets in mortgage-backed securities, prepayment risk for the Fund is moderate.

[FLAG] THE FUND IS  SUBJECT  TO CREDIT  RISK,  WHICH IS THE  CHANCE  THAT A BOND
     ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

     The credit quality of the Fund is expected to be very high, and thus credit risk should be low. The dollar-weighted average credit quality of the Fund's holdings, as rated by Moody's Investors Service, Inc., was Aa1, as of December 31, 2000.

     To a limited extent, the Fund is also exposed to event risk, which is the chance that corporate fixed income securities held by the Fund may suffer a substantial decline in credit quality and market value due to a corporate restructuring or other corporate event.

     Finally, because stock and bond prices often move in different directions, the Fund's bond holdings help to dampen--but not eliminate--some of the stock market volatility experienced by the Fund. Likewise, changes in interest rates may not have as dramatic an effect on the Fund as they would on a fund made up entirely of bonds. The Fund's balanced portfolio, in the long run, should result in less investment risk--and a lower investment return--than a fund investing exclusively in common stocks.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 BOND MATURITIES
A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than 1 year (short-term) to more than 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take a greater risk of price fluctuations to get higher interest income; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.
--------------------------------------------------------------------------------

SECURITY SELECTION

INDEXING METHODS
In seeking to track a particular index, a stock or bond fund generally uses one of two methods to select the securities in which it invests. Balanced funds may use a combination of these methods.

     REPLICATION METHOD. Many stock funds--but not bond funds--use the replication method of indexing. This means that a fund holds each security found in its target index in about the same proportion as represented in the index itself. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. For bond funds, replication is an inefficient and costly method of indexing, since there is no liquid market for many of the corporate and agency bonds typically found in a broad bond index.

     SAMPLING METHOD. Because it would be very expensive and inefficient to buy and sell all securities held in certain indexes (the Wilshire 5000 Index, for example, included more than 6,600 separate stocks as of December 31, 2000), many funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, a fund selects, from the target index, a representative sample of securities that will resemble the full target index in terms of key risk factors. For stock funds, these factors include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks. For bond funds, the key risk factors include duration, cash flows, industry sectors, quality, and callability of the underlying bonds. Balanced Index Fund employs this method of indexing.

[FLAG] THE FUND IS SUBJECT TO INDEX SAMPLING RISK,  WHICH IS THE CHANCE THAT THE
     SECURITIES SELECTED FOR A FUND WILL NOT PROVIDE INVESTMENT PERFORMANCE MATCHING THAT OF THE TARGET INDEX. INDEX SAMPLING RISK SHOULD BE LOW.

     The following table shows the number of stocks and bonds held by the Fund, and the number of stocks and bonds in its target indexes, as of December 31, 2000.
--------------------------------------------------------------------------------
                           NUMBER OF SECURITIES   NUMBER OF SECURITIES IN
                                   HELD                TARGET INDEX
--------------------------------------------------------------------------------

Stock portion                    3,277                    6,638
Bond portion                       501                    6,121
--------------------------------------------------------------------------------

     The Fund is generally managed without regard to tax ramifications.

ACCOUNT MAINTENANCE FEE
Vanguard assesses an account maintenance fee on index fund shareholders whose account balances are below $10,000 (for any reason, including a decline in the value of a Fund's shares) on the date a dividend is distributed. This fee is intended to allocate account maintenance costs more equitably among shareholders. The account maintenance fee is $2.50 per quarter, deducted from the quarterly dividends, which usually is distributed during the last two weeks of each calendar quarter. If the fee is deducted from your dividend distribution, you will still be taxed on the full amount of your dividend (unless you hold your shares through a nontaxable account). If you are due a dividend that is less than the fee, fractional shares may be automatically redeemed to make up the difference.

10

OTHER INVESTMENT POLICIES AND RISKS
Besides investing in U.S. common stocks and bonds, the Fund may make certain other kinds of investments to achieve its objective. The Fund may change its objective without shareholder approval.

     The Fund may invest, to a limited extent, in foreign securities.

[FLAG] THE FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES. DERIVATIVES MAY
     INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, TRADITIONAL INVESTMENTS.

     The Fund may also invest in stock and bond (interest rate) futures and options contracts, which are traditional types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. The Fund will not use futures for speculative purposes or as leveraged investments that magnify gains or losses. The Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets.

     The reasons for which the Fund will invest in futures and options are:
o To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks and bonds.
o To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES
A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading. Specifically:
o Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

o Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
o    Each Vanguard fund reserves the right to stop offering shares at any time.
o Vanguard U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, and Growth and Income Fund generally do NOT accept exchanges by telephone or fax, or online. (IRAs and other retirement accounts are not subject to this rule.)
o Certain Vanguard funds charge transaction fees on purchases and/or redemptions of their shares.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

TURNOVER RATE
Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. Generally, index-oriented funds sell securities only in response to redemption requests or changes in the composition of a target index. The FINANCIAL HIGHLIGHTS section of this prospectus shows historic turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE
Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of December 31, 2000, the average turnover rate for all balanced funds was approximately 28%, according to Morningstar, Inc.
--------------------------------------------------------------------------------

THE FUND AND VANGUARD

The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $530 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

12

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE
The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER
The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Fund's adviser through its Quantitative Equity and Fixed Income Groups. As of December 31, 2000, Vanguard served as adviser for about $386.4 billion in assets. Vanguard manages the Fund on an at-cost basis, subject to the control of the trustees and officers of the Fund.

     For the fiscal year ended December 31, 2000, the advisory expenses represented an effective annual rate of 0.005% of the Fund's average net assets.

     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Fund's portfolio securities and to obtain the best available price and most favorable execution for all transactions. Also, the Fund may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.

     In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide research services to the adviser or the Fund.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUND'S ADVISER
The managers primarily responsible for overseeing the Fund's investments are:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985; has had primary responsibility for Vanguard's stock indexing investments and strategy since joining the company in 1987; and has served as the portfolio manager for the stock portion of the Fund since its inception in 1992.
Education: A.B., Dartmouth College; M.B.A., University of Chicago.

IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group. He has worked in investment management since 1974; has had primary responsibility for Vanguard's internal fixed-income policy and strategy since joining the company in 1981; and has overseen portfolio management of the bond portion of the Fund since 1992. Education: B.A., Lafayette College; M.B.A., Pennsylvania State University.

FELIX B. LIM, Fund Manager. He has worked in investment management since completing his education in 1996; joined Vanguard in January 1999; and worked as a credit analyst until January 2000. Education: B.A. and M.S., University of Pennsylvania (Wharton School).
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS
The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends generally are distributed in March, June, September, and December; capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplementa dividend or capital gains distributions at some other time during the year. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS
As a shareholder, you are entitled to your portion of a fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------

14

BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
o Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
o Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
o Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
o Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
o Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
o A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
o Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
o Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

GENERAL INFORMATION
BACKUP WITHHOLDING. By law, Vanguard must withhold 31% of any taxable distributions or redemptions from your account if you do not:
o    provide us with your correct taxpayer identification number;
o    certify that the taxpayer identification number is correct; and
o    confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at Vanguard.com and review the area entitled "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.
INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               "BUYING A DIVIDEND"
Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should avoid buying shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund will not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent the Fund's foreign securities on markets that are open.

     Stocks held by a Vanguard fund are valued at their market value when market quotations are readily available. Bonds held by a fund are valued based on information furnished by an independent pricing service or market quotations. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.

     When pricing service information or market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is used, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.


FINANCIAL HIGHLIGHTS

The following financial highlights tables pertain to the Funds' Investor Shares; Admiral Shares were not available during the periods shown. The tables are intended to help you understand each Fund's financial performance for the past five years or since inception, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each year on an

16

investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                                                    VANGUARD BALANCED INDEX FUND
                                                         YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
                          2000       1999         1998        1997        1996
--------------------------------------------------------------------------------
NET ASSET VALUE,        $20.22     $18.48       $16.29      $13.92      $12.77
 BEGINNING OF YEAR
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income    .645        .58          .54        .520         .50
 Net Realized and
  Unrealized Gain
  (Loss) on             (1.038)      1.88         2.33       2.525        1.26
  Investments
--------------------------------------------------------------------------------
   Total from
    Investment           (.393)      2.46         2.87       3.045        1.76
    Operations
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income      (.647)      (.58)        (.54)      (.530)       (.49)
 Distributions from
  Realized Capital       (.100)      (.14)        (.14)      (.145)       (.12)
  Gains
--------------------------------------------------------------------------------
   Total Distributions   (.747)      (.72)        (.68)      (.675)       (.61)
--------------------------------------------------------------------------------
NET ASSET VALUE, END    $19.08     $20.22       $18.48      $16.29      $13.92
 OF YEAR
================================================================================
TOTAL RETURN*           -2.04%     13.61%       17.85%      22.24%      13.95%
================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)       $3,586     $3,128       $2,004      $1,260        $826
 Ratio of Total
  Expenses to Average
  Net Assets             0.22%      0.20%        0.21%       0.20%       0.20%
 Ratio of Net
  Investment Income to
  Average Net Assets     3.30%      3.18%        3.29%       3.56%       3.69%
 Turnover Rate             28%        29%          25%         18%       37%**
================================================================================
 *Total return figures do not reflect the annual account maintenance fee of $10. **Turnover rate excluding in-kind redemptions was 30%.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE
This explanation uses the Balanced Index Fund Investor Shares as an example. The Fund began fiscal 2000 with a net asset value (price) of $20.22 per share. During the year, the Fund earned $0.645 per share from investment income (interest and dividends). There was a decline of $1.038 per share in the value of investments held or sold by the Fund, resulting in a net decline of $0.393 from investment operations.

Shareholders received $0.747 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

Investment losses ($0.393 per share) plus the distributions ($0.747 per share) resulted in a share price of $19.08 at the end of the year. This was a decrease of $1.14 per share (from $20.22 at the beginning of the year to $19.08 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was -2.04% for the year.

As of December 31, 2000, the Fund had $3.59 billion in net assets. For the year, its expense ratio was 0.22% ($2.20 per $1,000 of net assets); and its net investment income amounted to 3.30% of its average net assets. It sold and replaced securities valued at 28% of its net assets.
--------------------------------------------------------------------------------

18

--------------------------------------------------------------------------------
INVESTING WITH VANGUARD
This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, The Vanguard Service Directory, provides details of our many shareholder services for individual investors. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions found at the end of this section.

                                  BUYING SHARES
                                CONVERTING SHARES
                                REDEEMING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
--------------------------------------------------------------------------------

BUYING SHARES

ACCOUNT MINIMUMS FOR INVESTOR SHARES
TO OPEN AND MAINTAIN AN ACCOUNT: $3,000 for regular accounts and $1,000 for IRAs and custodial accounts for minors.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail or exchange; $1,000 by wire.
     Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

ACCOUNT MINIMUMS FOR ADMIRAL SHARES
TO OPEN AND MAINTAIN AN ACCOUNT: $250,000 for new investors; $150,000 or $50,000 for existing investors who are eligible to convert Investor Shares into Admiral Shares (see Converting Shares).
TO ADD TO AN EXISTING ACCOUNT: $100 by mail or exchange; $1,000 by wire.

HOW TO BUY SHARES
BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group-02. For addresses, see Contacting Vanguard.
BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard fund. All open Vanguard funds permit exchange purchases requested in writing. MOST VANGUARD FUNDS-OTHER THAN THE STOCK AND BALANCED INDEX-ORIENTED FUNDS-ALSO ACCEPT EXCHANGE PURCHASES REQUESTED ONLINE OR BY TELEPHONE. See Other Rules You Should Know for specifics.
BY WIRE: Call Vanguard to purchase shares by wire. For wire instructions, see Contacting Vanguard.

YOUR PURCHASE PRICE
You buy shares at a fund's next-determined NAV after Vanguard receives your purchase request. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), you will buy your shares at that day's NAV. This is known as your TRADE DATE.

PURCHASE RULES YOU SHOULD KNOW
*ADMIRAL SHARES. Please note that Admiral Shares are NOT available to:
o    SIMPLE IRAs and 403(b)7 custodial accounts;
o Other retirement plan accounts receiving special administrative services from Vanguard; or
o Accounts maintained by financial intermediaries, except in limited circumstances.
*THIRD PARTY CHECKS. To protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
*U.S. CHECKS ONLY. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.
*LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
*NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
*FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard Fund.

CONVERTING SHARES

ANY  CONVERSION  BETWEEN  CLASSES  OF SHARES  OF THE SAME FUND IS A  NON-TAXABLE
EVENT.

PRICING OF SHARE CLASS CONVERSIONS
If you convert from one class of shares to another, the transaction will be based on the respective share prices of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's share prices. At the time of conversion, the total value of your "old" shares will equal the total value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total value of your "new" shares as compared to that of your "old" shares.

20

IMMEDIATE CONVERSIONS INTO ADMIRAL SHARES
All shares purchased before the Fund began issuing Admiral Shares are considered Investor Shares. You may convert Investor Shares into Admiral Shares at any time if your account balance in the Fund is at least $250,000. Registered users of Vanguard.com may request a conversion to Admiral Shares on-line. Or, you may contact Vanguard by telephone or mail to request this transaction.

TENURE CONVERSIONS INTO ADMIRAL SHARES
THREE-YEAR PRIVILEGE. After three years in the Fund, you may convert Investor Shares into Admiral Shares if your account balance is at least $150,000 and you are registered with Vanguard.com.
TEN-YEAR PRIVILEGE. After ten years in the Fund, you may convert Investor Shares into Admiral Shares if your account balance is at least $50,000, you are registered with Vanguard.com.
     Registered users of Vanguard.com may request a tenure conversion online. Or, you may contact Vanguard by telephone or mail to request this transaction.

MANDATORY CONVERSIONS INTO INVESTOR SHARES
If an investor no longer meets the requirements for Admiral Shares, the Fund may reclassify the investor's Admiral Shares into Investor Shares. A decline in the investor's account balance due to market movement may result in such a conversion. The Fund will notify the investor in writing before any mandatory conversion into Investor Shares.

REDEEMING SHARES

HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.
ONLINE: Request a redemption through our website at Vanguard.com.
BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.
BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.

YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.
TYPES OF REDEMPTIONS
*CHECK REDEMPTIONS: Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.

*EXCHANGE REDEMPTIONS: You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. All open Vanguard funds accept exchange redemptions requested in writing. Most Vanguard funds--other than the stock and balanced index-oriented funds--also accept exchange redemptions requested online or by telephone. See Other Rules You Should Know for specifics.
*WIRE REDEMPTIONS: When redeeming from a money market fund, bond fund, or the Vanguard Preferred Stock Fund, you may instruct Vanguard to wire your redemption proceeds to a previously designated bank account. Wire redemptions are not available for Vanguard's other funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. Also, wire redemptions must be requested in writing or by telephone, not online. For these funds, a $5 fee applies to wire redemptions under $5,000.
Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.
Bond Funds and Preferred Stock Fund: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.

REDEMPTION RULES YOU SHOULD KNOW
*SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, non-profit, or retirement accounts. Please call us before attempting to redeem from these types of accounts. *POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.
*RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express(R).
*SHARE CERTIFICATES. If share certificates have been issued for your account, those shares cannot be redeemed until you

22

return the certificates (unsigned) to Vanguard by registered mail. For the correct address, see Contacting Vanguard.
*PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.
*NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
*EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days at any time. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.

OTHER RULES YOU SHOULD KNOW

TELEPHONE TRANSACTIONS
*AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by regular telephone, unless you instruct us otherwise in writing.
*TELE-ACCOUNT(TM). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a personal identification number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.
*PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
o    Ten-digit account number.
o    Complete owner name and address.
o    Primary Social Security or employer identification number.
o    Personal Identification Number (PIN), if applicable.
*SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.
*SOME  VANGUARD  FUNDS  DO  NOT  PERMIT  TELEPHONE   EXCHANGES.   To  discourage
market-timing, Vanguard's Stock Index Funds, Growth and Income Fund, and Balanced Index Fund generally do not permit telephone exchanges (in or out), except for IRAs and certain other retirement accounts.

VANGUARD.COM
*REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
*SOME   VANGUARD   FUNDS  DO  NOT  PERMIT   ONLINE   EXCHANGES.   To  discourage
market-timing, Vanguard's Stock Index Funds, Growth and Income Fund, and Balanced Index Fund do not permit online exchanges (in or out), except for IRAs and certain other retirement accounts.

WRITTEN INSTRUCTIONS
*"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
o    The fund name and account number.
o    The amount of the transaction (in dollars or shares).
o    Signatures of all owners exactly as registered on the account.
o    Signature guarantees, if required for the type of transaction.*
*For instance, signature guarantees must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address.

RESPONSIBILITY FOR FRAUD
Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard limits account activity as follows:
o You may make no more than two substantive "round trips" through a non-money-market fund during any 12-month period.
o Your round trips through a non-money-market fund must be at least 30 days apart.
o    All funds may refuse share purchases at any time, for any reason.
o Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange, at any time, for any reason.
A "round trip" is a redemption from a fund followed by a purchase back into the same fund. Also, a "round trip"

24

covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the fund.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Investor Shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment adviser. HOWEVER, ACCESS TO ADMIRAL SHARES THROUGH A FINANCIAL INTERMEDIARY IS RESTRICTED. PLEASE CONSULT YOUR FINANCIAL INTERMEDIARY TO DETERMINE WHETHER ADMIRAL SHARES ARE AVAILABLE THROUGH THAT FIRM.
     If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies.

LOW-BALANCE ACCOUNTS
All   Vanguard   funds   reserve   the  right  to  close   any   investment-only
retirement-plan account or any nonretirement account whose balance falls below the minimum initial investment.
     Vanguard deducts a $10 fee in June from each nonretirement account whose balance at that time is below $2,500 ($500 for Vanguard STAR(TM) Fund). The fee is waived if your total Vanguard account assets are $50,000 or more.

FUND AND ACCOUNT UPDATES

PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

AVERAGE COST REVIEW STATEMENTS
For most taxable accounts, average cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average cost single category method.

CONFIRMATION STATEMENTS
Each time you buy, sell or exchange shares, we will send you a statement confirming the trade date and amount of your transaction.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

REPORTS
Fund financial reports about Vanguard Balanced Index Fund will be mailed twice a year--in February and August. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the financial markets, the Fund's adviser reports, and the Fund's financial statements, which include a listing of the Fund's holdings.
     To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Client Services Department.

CONTACTING VANGUARD

ONLINE
VANGUARD.COM
o    Your best source of Vanguard news
o    For fund, account, and service information
o    For most account transactions
o    For literature requests
o    24 hours per day, 7 days per week

VANGUARD TELE-ACCOUNT(R)
1-800-662-6273
(ON-BOARD)
o    For automated fund and account information
o    For redemptions by check, exchange, or wire
o    Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at 1-800-952-3335)
o    For fund and service information
o    For literature requests
o    Business hours only

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at 1-800-749-7273)
o    For account information
o    For most account transactions
o    Business hours only

26

ADMIRAL SERVICE CENTER
1-888-237-9949
o    For Admiral account information
o    For most Admiral transactions
o    Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
o    For information and services for large institutional investors
o    Business hours only

VANGUARD ADDRESSES

REGULAR MAIL (INDIVIDUALS--CURRENT CLIENTS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGULAR MAIL (GENERAL INQUIRIES):
The Vanguard Group
P.O. Box 2600
Valley Forge, PA 19482-2600

REGISTERED OR EXPRESS MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

FUND NUMBER
Always use this fund number when contacting us about Vanguard Balanced Index Fund--02 (Investor Shares) or 502 (Admiral Shares).

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

BALANCED FUND
A mutual fund that seeks to provide some combination of income, capital growth, and conservation of capital by investing in stocks, bonds, and/or money market instruments.

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CREDIT QUALITY
A measure of a bond issuer's ability to pay interest and principal in a timely manner.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at a bond's maturity; also known as the par value or principal.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT-GRADE
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Bonds rated in one of the four highest rating categories are considered "investment-grade."

MATURITY
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index; also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP(R) LOGO]
Post Office Box 2600
Valley Forge, PA 19482-2600

FOR MORE INFORMATION
If you'd like more information about
Vanguard Balanced Index Fund, the
following documents are available
free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the
Fund's investments is available in
the Fund's annual and semiannual
reports to shareholders. In the
Fund's annual report, you will find a
discussion of the market conditions
and investment strategies that
significantly affected the Fund's
performance during its last fiscal
year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Fund.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

All market indexes referenced in
this prospectus are the exclusive
property of their respective owners.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Fund or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder
and would like information about
your account, account transactions,
and/or account statements,
please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Fund
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Fund are
also available on the SEC's Internet
site at http://www.sec.gov, or you
can receive copies of this
information, for a fee, by electronic
request at the following e-mail
address: publicinfo@sec.gov, or by
writing the Public Reference
Section, Securities and Exchange
Commission, Washington, DC
20549-0102.

Fund's Investment Company Act
file number: 811-7023

(C) 2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

P002 042001

VANGUARD(R) BALANCED INDEX FUND

INVESTOR SHARES FOR PARTICIPANTS

APRIL 25, 2001



This prospectus
contains financial data
for the Fund through
the fiscal year ended
December 31, 2000.



Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


[THE VANGUARD GROUP(R) LOGO]

VANGUARD BALANCED INDEX FUND
INVESTOR SHARES
PARTICIPANT PROSPECTUS
APRIL 25, 2001

A BALANCED MUTUAL FUND
--------------------------------------------------------------------------------
CONTENTS

   1 FUND PROFILE

   4 ADDITIONAL INFORMATION

   4 AN INTRODUCTION TO INDEX FUNDS

   2 MORE ON THE FUND

  11 THE FUND AND VANGUARD

  11 INVESTMENT ADVISER

  12 DIVIDENDS, CAPITAL GAINS, AND TAXES

  13 SHARE PRICE

  13 FINANCIAL HIGHLIGHTS

  14 INVESTING WITH VANGUARD

  16 ACCESSING FUND INFORMATION BY COMPUTER

     GLOSSARY (inside back cover)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARE CLASSES

The Fund offers three separate classes of shares: Investor Shares, Admiral Shares and Institutional Shares. This prospectus offers the Fund's Investor Shares and is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.
     The Fund's separate share classes have different expenses; as a result, their investment performances will vary. ALL REFERENCES IN THIS PROSPECTUS TO FEES, EXPENSES, AND INVESTMENT PERFORMANCE RELATE SPECIFICALLY TO INVESTOR SHARES, UNLESS OTHERWISE NOTED.
--------------------------------------------------------------------------------

FUND PROFILE

INVESTMENT OBJECTIVE
The Fund seeks to provide current income and long-term growth of income and capital.

INVESTMENT STRATEGIES
The Fund typically invests 60% of its assets in common stocks and 40% in bonds. The stock portion of the Fund seeks to match the total return of the Wilshire 5000 Total Market Index a widely recognized measure of the U.S. stock market. The Fund's bond portion seeks to replicate the returns of the Lehman Brothers Aggregate Bond Index, a measure of regularly traded, U.S. investment-grade bonds.

PRIMARY RISKS
AN INVESTMENT IN THE FUND COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. YOU SHOULD EXPECT THE FUND'S SHARE PRICE AND TOTAL RETURN TO FLUCTUATE WITHIN A WIDE RANGE LIKE THE OVERALL STOCK AND BOND MARKETS. The Fund's performance could be hurt by:
o Stock market risk, which is the chance that stock prices overall will decline over short or long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
o Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods because of rising interest rates. Interest rate risk should range from low to moderate for the Fund, because it invests only a portion of its assets in bonds.
o Credit risk, which is the chance a bond issuer will fail to pay interest and principal in a timely manner. Credit risk should be low for the Fund because it invests only a portion of its assets in bonds, most of which are considered high-quality.
o Prepayment risk, which is the chance that during periods of falling interest rates, a mortgage-backed bond issuer will repay a higher-yielding bond before its maturity day. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates.
o Index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns compare with those of relevant market indexes and its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

2

--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
      [SCALE -20% TO 50%]
                       1993           10.00%
                       1994           -1.56%
                       1995           28.64%
                       1996           13.95%
                       1997           22.24%
                       1998           17.85%
                       1999           13.61%
                       2000           -2.04%
--------------------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 12.67% (quarter ended December 31, 1998), and the lowest return for a quarter was -5.57% (quarter ended September 30, 1998).

--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------
                                      1 YEAR       5 YEARS      SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Balanced Index Fund
  Investor Shares                     -2.04%        12.81%          12.66%
Wilshire 5000 Total Market Index     -10.99         16.66           16.44
Lehman Brothers Aggregate Bond Index  11.63          6.46            7.42
Balanced Composite Index**            -2.19         12.87           12.88
--------------------------------------------------------------------------------
 *November 9, 1992.
**Made up of two unmanaged  benchmarks,  weighted 60% Wilshire 5000 Total Market
  Index and 40% Lehman Brothers Aggregate Bond Index.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2000.

SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                       None
Sales Charge (Load) Imposed on Reinvested Dividends:            None
Redemption Fee:                                                 None
Exchange Fee:                                                   None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                           0.20%
12b-1 Distribution Fee:                                         None
Other Expenses:                                                0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                         0.22%

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  FUND EXPENSES
All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard Balanced Index Fund's expense ratio in fiscal year 2000 was 0.22%, or $2.20 per $1,000 of average net assets. It is estimated that the Fund's Admiral Shares will have an annualized expense ratio of 0.15% for the current fiscal year, or $1.50 per $1,000 of average net assets. The average balanced mutual fund had expenses in 2000 of 1.33%, or $13.30 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
--------------------------------------------------------------------------------

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

--------------------------------------------------------------------------------
                1 YEAR     3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                 $23         $71        $124          $280
--------------------------------------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------

                                PLAIN TALK ABOUT
                               COSTS OF INVESTING
Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

4

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      Balanced
June, September, and December; capital gains, if
any, are distributed annually in December.         VANGUARD FUND NUMBER
                                                   002
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,             CUSIP NUMBER
since inception                                    921931101

INCEPTION DATE                                     TICKER SYMBOL
November 9, 1992                                   VBINX

NET ASSETS (INVESTOR SHARES) AS OF
DECEMBER 31, 2000
$3.59 billion
--------------------------------------------------------------------------------

AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?
Indexing is an investment strategy for tracking, as closely as possible, the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets--such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments--such as small-capitalization stocks or long-term bonds.

     An index fund holds all, or a representative sample, of the securities that make up its target index. Unlike actively managed funds, index (or "passively managed") funds do not buy and sell securities based on research and analysis. Rather, index funds simply attempt to mirror what the target index does, for better or worse.

     An index fund does not always perform exactly like its target index. Like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

ADVANTAGES OF INDEX FUNDS
Index funds typically have the following characteristics:
o Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
o Relative performance consistency. Because they seek to track market benchmarks, index funds by definition will not perform dramatically better or worse than their benchmarks.
o Low cost. Index funds are inexpensive to run as compared with actively managed funds. They have no research costs, and keep trading activity--and thus brokerage commissions--to a minimum.


MORE ON THE FUND
This prospectus describes risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets.

Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a Fund shareholder.

     The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote unless those strategies or policies are designated as fundamental. Note that the Fund's investment objective is not fundamental, and may be changed without a shareholder vote.

     Finally, you'll find information on other important features of the Fund.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 BALANCED FUNDS
Balanced funds are generally "middle-of-the-road" investments that seek to provide some combination of growth, income, and conservation of capital by investing in a mix of stocks, bonds, and/or money market instruments. Because the prices of stocks and bonds often move in different directions, balanced funds are able to use rewards from one type of investment to help offset the risks from another.
--------------------------------------------------------------------------------

MARKET EXPOSURE

STOCKS
About 60% of the Fund's assets are invested in stocks in an attempt to replicate, with that portion of the Fund's assets, the performance of the Wilshire 5000 Index, which consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the NASDAQ over-the-counter market.

[FLAG] THE FUND IS SUBJECT TO STOCK MARKET RISK,  WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

--------------------------------------------------------------------------------
                      U.S. STOCK MARKET RETURNS (1926-2000)
--------------------------------------------------------------------------------
                  1 YEAR     5 YEARS     10 YEARS      20 YEARS
--------------------------------------------------------------------------------
Best               54.2%      28.6%        19.9%         17.8%
Worst             -43.1      -12.4         -0.8           3.1
Average            12.9       11.1         11.2          11.2
--------------------------------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2000. You can see, for example, that while the average return on common stocks for all of the 5-year

6

periods was 11.1%, returns for individual 5-year periods ranged from a -12.4% average (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or this Fund in particular.

     While the Fund's holdings will typically include the 500 largest stocks in the Wilshire 5000 Index, they will not include all of the securities in the Index. Instead, the Fund will invest in a representative sample of stocks.

     Keep in mind, too, that while the Wilshire 5000 Index is dominated by large-cap stocks (those tracked by the S&P 500 Index), small- and mid-cap stocks are also represented. The Fund's stock holdings are adjusted on a regular basis to reflect the Wilshire 5000 Index. As of December 31, 2000, about 23% of the market value of the Wilshire 5000 Index was made up of securities that were not in the S&P 500 Index. Historically, small-cap stocks have been more volatile than--and at times have performed quite differently from--large-cap stocks.

     Finally, keep in mind that only a portion of the Fund's assets--approximately 60%--is expected to mirror the investment returns of the Wilshire 5000 Index; the Fund's remaining assets are expected to mirror the investment returns of the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                    LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS
Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-cap funds as those holding stocks of companies whose outstanding shares have, on average, a market value exceeding $13 billion; mid-cap funds as those holding stocks of companies with a market value between $1.5 billion and $13 billion; and small-cap funds as those holding stocks of companies with a market value of less than $1.5 billion. Vanguard periodically reassesses these classifications.
--------------------------------------------------------------------------------

BONDS
About 40% of the Fund's assets are invested in bonds in an attempt to replicate, with that portion of the Fund's assets, the performance of the Lehman Brothers Aggregate Bond Index. This is a broad market-weighted index that encompasses five major classes of investment-grade fixed income securities in the United
States: U.S. Treasury and agency securities, corporate bonds, mortgage-backed securities, international dollar-denominated bonds, and asset-backed securities with maturities greater than one year.

[FLAG] THE FUND IS SUBJECT TO INTEREST RATE RISK,  WHICH IS THE CHANCE THAT BOND
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS BECAUSE OF RISING INTEREST RATES. INTEREST RATE RISK IS MODERATE FOR INTERMEDIATE-TERM BONDS SUCH AS THOSE PURCHASED BY THE FUND. FOR THE FUND OVERALL, INTEREST RATE RISK SHOULD RANGE FROM LOW TO MODERATE, BECAUSE IT INVESTS ONLY A PORTION OF ITS ASSETS IN BONDS.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            BONDS AND INTEREST RATES
As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds of comparable quality and maturity are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--you would probably have to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.

How mortgage-backed bonds are different: In general, declining interest rates will not lift the prices of mortgage-backed bonds--such as GNMAs--as much as the prices of comparable bonds. Why? Because when interest rates fall, the bond market tends to discount the prices of mortgage-backed bonds for prepayment risk--the possibility that homeowners will refinance their mortgages at lower rates and cause the bonds to be paid off prior to maturity. In part to compensate for this "drag" on price, GNMAs tend to offer higher yields than do other bonds of comparable credit quality and maturity.
--------------------------------------------------------------------------------

     Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly due to rising interest rates. For instance, prices of long-term bonds fell by almost 48% between December 1976 and September 1981.

     To illustrate the relationship between bond prices and interest rates, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.

--------------------------------------------------------------------------------
                      HOW INTEREST RATE CHANGES AFFECT THE
                             VALUE OF A $1,000 BOND*
--------------------------------------------------------------------------------
                             AFTER A 1%   AFTER A 1%   AFTER A 2%    AFTER A 2%
TYPE OF BOND (MATURITY)       INCREASE     DECREASE     INCREASE      DECREASE
--------------------------------------------------------------------------------
Short-Term (2.5 years)            $978       $1,023         $956       $1,046
Intermediate-Term (10 years)       932        1,074          870        1,156
Long-Term (20 years)               901        1,116          816        1,251
--------------------------------------------------------------------------------

     These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or the Fund in particular.

     Changes in interest rates can affect bond income as well as bond prices.

[FLAG] THE FUND IS SUBJECT TO INCOME  RISK,  WHICH IS THE CHANCE THAT THE FUND'S
     DIVIDENDS (INCOME) WILL DECLINE BECAUSE OF FALLING INTEREST RATES. INCOME RISK IS GENERALLY GREATEST FOR SHORT-TERM BOND FUNDS AND LEAST FOR LONG-TERM BOND FUNDS.

8

[FLAG] BECAUSE IT INVESTS IN MORTGAGE-BACKED  SECURITIES, THE FUND IS SUBJECT TO
     PREPAYMENT RISK, WHICH IS THE CHANCE THAT DURING PERIODS OF FALLING INTEREST RATES, HOMEOWNERS WILL REPAY HIGHER-YIELDING MORTGAGES EARLIER THAN SCHEDULED. THE FUND WOULD LOSE THE OPPORTUNITY FOR ADDITIONAL PRICE APPRECIATION, AND WOULD BE FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER INTEREST RATES. AS A RESULT, THE FUND WOULD EXPERIENCE A DECLINE IN INCOME.

     Since the Fund invests only a portion of its assets in mortgage-backed securities, prepayment risk for the Fund is moderate.

[FLAG] THE FUND IS  SUBJECT  TO CREDIT  RISK,  WHICH IS THE  CHANCE  THAT A BOND
     ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

     The credit quality of the Fund is expected to be very high, and thus credit risk should be low. The dollar-weighted average credit quality of the Fund's holdings, as rated by Moody's Investors Service, Inc., was Wilshire 5000 Total Market Index, as of December 31, 2000.

     To a limited extent, the Fund is also exposed to event risk, which is the chance that corporate fixed income securities held by the Fund may suffer a substantial decline in credit quality and market value due to a corporate restructuring or other corporate event.

     Finally, because stock and bond prices often move in different directions, the Fund's bond holdings help to dampen--but not eliminate--some of the stock market volatility experienced by the Fund. Likewise, changes in interest rates may not have as dramatic an effect on the Fund as they would on a fund made up entirely of bonds. The Fund's balanced portfolio, in the long run, should result in less investment risk--and a lower investment return--than a fund investing exclusively in common stocks.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 BOND MATURITIES
A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than 1 year (short-term) to more than 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take a greater risk of price fluctuations to get higher interest income; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.
--------------------------------------------------------------------------------

SECURITY SELECTION

INDEXING METHODS
In seeking to track a particular index, a stock or bond fund generally uses one of two methods to select the securities in which it invests. Balanced funds may use a combination of these methods.

     REPLICATION METHOD. Many stock funds--but not bond funds--use the replication method of indexing. This means that a fund holds each security found in its target index in about the same proportion as represented in the index itself. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. For bond funds, replication is an inefficient and costly method of indexing, since there is no liquid market for many of the corporate and agency bonds typically found in a broad bond index.

     SAMPLING METHOD. Because it would be very expensive and inefficient to buy and sell all securities held in certain indexes (the Wilshire 5000 Index, for example, included more than 6,600 separate stocks as of December 31, 2000), many funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, a fund selects, from the target index, a representative sample of securities that will resemble the full target index in terms of key risk factors. For stock funds, these factors include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks. For bond funds, the key risk factors include duration, cash flows, industry sectors, quality, and callability of the underlying bonds. Balanced Index Fund employs this method of indexing.

[FLAG] THE FUND IS SUBJECT TO INDEX SAMPLING RISK,  WHICH IS THE CHANCE THAT THE
     SECURITIES SELECTED FOR A FUND WILL NOT PROVIDE INVESTMENT PERFORMANCE MATCHING THAT OF THE TARGET INDEX. INDEX SAMPLING RISK SHOULD BE LOW.

     The following table shows the number of stocks and bonds held by the Fund, and the number of stocks and bonds in its target indexes, as of December 31, 2000.
--------------------------------------------------------------------------------
                           NUMBER OF SECURITIES   NUMBER OF SECURITIES IN
                                   HELD                TARGET INDEX
--------------------------------------------------------------------------------
Stock portion                     3,277                   6,638
Bond portion                        501                   6,121
--------------------------------------------------------------------------------

     The Fund is generally managed without regard to tax ramifications.

OTHER INVESTMENT POLICIES AND RISKS
Besides investing in U.S. common stocks and bonds, the Fund may make certain other kinds of investments to achieve its objective. The Fund may change its objective without shareholder approval.

     The Fund may invest, to a limited extent, in foreign securities.

[FLAG] THE FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES. DERIVATIVES MAY
     INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, TRADITIONAL INVESTMENTS.

     The Fund may also invest in stock and bond (interest rate) futures and options contracts, which are traditional types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. The Fund will not use futures for speculative purposes or as leveraged investments that magnify gains or losses.

10

The Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets.
     The reasons for which the Fund will invest in futures and options are:
o To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks and bonds.
o To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES
A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading. Specifically:
o Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
o Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
o    Each Vanguard fund reserves the right to stop offering shares at any time.
o Certain Vanguard funds charge transaction fees on purchases and/or redemptions of their shares.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

TURNOVER RATE
Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. Generally, index-oriented funds sell securities only in response to redemption requests or changes in the composition of a target index. The FINANCIAL HIGHLIGHTS section of this prospectus shows historic turnover rates for the Fund.

A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE
Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of December 31, 2000, the average turnover rate for all balanced funds was approximately 28%, according to Morningstar, Inc.
--------------------------------------------------------------------------------

THE FUND AND VANGUARD
The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $530 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE
The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER
The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Fund's adviser through its Quantitative Equity and Fixed Income Groups. As of December 31, 2000, Vanguard served as adviser for about $386.4 billion in assets. Vanguard manages the Fund on an at-cost basis, subject to the control of the trustees and officers of the Fund.

     For the fiscal year ended December 31, 2000, the advisory expenses represented an effective annual rate of 0.005% of the Fund's average net assets.

     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Fund's portfolio securities and to obtain the best available price and most favorable execution for all transactions. Also, the Fund may direct the adviser to use a particular

12

broker for certain transactions in exchange for commission rebates or research services provided to the Fund.

     In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide research services to the adviser or the Fund.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUND'S ADVISER
The managers primarily responsible for overseeing the Fund's investments are:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985; has had primary responsibility for Vanguard's stock indexing investments and strategy since joining the company in 1987; and has served as the portfolio manager for the stock portion of the Fund since its inception in 1992.
Education: A.B., Dartmouth College; M.B.A., University of Chicago.

IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group. He has worked in investment management since 1974; has had primary responsibility for Vanguard's internal fixed-income policy and strategy since joining the company in 1981; and has overseen portfolio management of the bond portion of the Fund since 1992. Education: B.A., Lafayette College; M.B.A., Pennsylvania State University.

FELIX B. LIM, Fund Manager. He has worked in investment management since completing his education in 1996; joined Vanguard in January 1999; and worked as a credit analyst until January 2000. Education: B.A. and M.S., University of Pennsylvania (Wharton School).
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS
The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends generally are distributed in March, June, September, and December; capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year.

     Your dividends and short-term capital gains distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS
As a shareholder, you are entitled to your portion of a fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------

SHARE PRICE
The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund will not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent the Fund's foreign securities on markets that are open.

     Stocks held by a Vanguard fund are valued at their market value when market quotations are readily available. Bonds held by a fund are valued based on information furnished by an independent pricing service or market quotations. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.

     When pricing service information or market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is used, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.


FINANCIAL HIGHLIGHTS
The following financial highlights table is intended to help you understand the Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent

14

annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                                                    VANGUARD BALANCED INDEX FUND
                                                         YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
                          2000       1999         1998        1997        1996
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR   $20.22       $18.48       $16.29       $13.92       $12.77
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income    .645        .58          .54        .520         .50
 Net Realized and
  Unrealized Gain
  (Loss) on             (1.038)      1.88         2.33       2.525        1.26
  Investments
--------------------------------------------------------------------------------
   Total from
    Investment           (.393)      2.46         2.87       3.045        1.76
    Operations
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income      (.647)      (.58)        (.54)      (.530)       (.49)
 Distributions from
  Realized Capital       (.100)      (.14)        (.14)      (.145)       (.12)
  Gains
--------------------------------------------------------------------------------
   Total Distributions   (.747)      (.72)        (.68)      (.675)       (.61)
--------------------------------------------------------------------------------
NET ASSET VALUE, END    $19.08     $20.22       $18.48      $16.29      $13.92
 OF YEAR
================================================================================
TOTAL RETURN*           -2.04%     13.61%       17.85%      22.24%      13.95%
================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)       $3,586     $3,128       $2,004      $1,260        $826
 Ratio of Total
  Expenses to Average
  Net Assets             0.22%      0.20%        0.21%       0.20%       0.20%
 Ratio of Net
  Investment Income to
  Average Net Assets     3.30%      3.18%        3.29%       3.56%       3.69%
 Turnover Rate             28%        29%          25%         18%       37%**
================================================================================
 *Total return figures do not reflect the annual account maintenance fee of $10. **Turnover rate excluding in-kind redemptions was 30%.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE
This explanation uses the Balanced Index Fund Investor Shares as an example. The Fund began fiscal 2000 with a net asset value (price) of $20.22 per share. During the year, the Fund earned $0.645 per share from investment income (interest and dividends). There was a decline of $1.038 per share in the value of investments held or sold by the Fund, resulting in a net decline of $0.393 from investment operations.

Shareholders received $0.747 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

Investment losses ($0.393 per share) plus the distributions ($0.747 per share) resulted in a share price of $19.08 at the end of the year. This was a decrease of $1.14 per share (from $20.22 at the beginning of the year to $19.08 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was -2.04% for the year.

As of December 31, 2000, the Fund had $3.59 billion in net assets. For the year, its expense ratio was 0.22% ($2.20 per $1,000 of net assets); and its net investment income amounted to 3.30% of its average net assets. It sold and replaced securities valued at 28% of its net assets.
--------------------------------------------------------------------------------

INVESTING WITH VANGUARD

The Fund is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect the Fund as an investment option.
o If you have any questions about the Fund or Vanguard, including those about the Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.
o If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of the Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.
     In all cases, your transaction will be based on the Fund's next-determined net asset value after Vanguard receives your request (or, in the case of new contributions, the next-determined net asset value after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m., Eastern time, you will receive that day's net asset value. This is known as your TRADE DATE.

EXCHANGES
The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of the Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
     Before making an exchange to or from another fund available in your plan, consider the following:
o Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.
o Make sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.
o Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

16

ACCESSING FUND INFORMATION BY COMPUTER

VANGUARD ON THE WORLD WIDE WEB WWW.VANGUARD.COM
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; the online Education Center that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

BALANCED FUND
A mutual fund that seeks to provide some combination of income, capital growth, and conservation of capital by investing in stocks, bonds, and/or money market instruments.

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CREDIT QUALITY
A measure of a bond issuer's ability to pay interest and principal in a timely manner.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at a bond's maturity; also known as the par value or principal.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT-GRADE
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Bonds rated in one of the four highest rating categories are considered "investment-grade."

MATURITY
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index; also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP(R) LOGO]
Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about
Vanguard Balanced Index Fund, the
following documents are available
free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the
Fund's investments is available in
the Fund's annual and semiannual
reports to shareholders. In the
Fund's annual report, you will find a
discussion of the market conditions
and investment strategies that
significantly affected the Fund's
performance during its last fiscal
year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Fund.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

All market indexes referenced in
this prospectus are the exclusive
property of their respective owners.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Fund or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Fund
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Fund are
also available on the SEC's Internet
site at http://www.sec.gov, or you
can receive copies of this
information, for a fee, by electronic
request at the following e-mail
address: publicinfo@sec.gov, or by
writing the Public Reference
Section, Securities and Exchange
Commission, Washington, DC
20549-0102.

Fund's Investment Company Act
file number: 811-7023

(C) 2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

I002 042001

VANGUARD(R) BALANCED INDEX FUND

ADMIRAL(TM) SHARES FOR PARTICIPANTS

APRIL 25, 2001



This prospectus
contains financial data
for the Fund through
the fiscal year ended
December 31, 2000.



Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


[THE VANGUARD GROUP(R) LOGO]

VANGUARD BALANCED INDEX FUND
ADMIRAL SHARES
PARTICIPANT PROSPECTUS
APRIL 25, 2001

A BALANCED MUTUAL FUND
--------------------------------------------------------------------------------
CONTENTS

   1 FUND PROFILE

   4 ADDITIONAL INFORMATION

   4 AN INTRODUCTION TO INDEX FUNDS

   5 MORE ON THE FUND

  11 THE FUND AND VANGUARD

  11 INVESTMENT ADVISER

  12 DIVIDENDS, CAPITAL GAINS, AND TAXES

  13 SHARE PRICE

  13 FINANCIAL HIGHLIGHTS

  16 INVESTING WITH VANGUARD

  17 ACCESSING FUND INFORMATION BY COMPUTER

     GLOSSARY (inside back cover)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARE CLASSES
The Fund offers three separate classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. This prospectus offers the Fund's Admiral Shares and is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.
     The Fund's separate share classes have different expenses; as a result, their investment performances will vary. ALL REFERENCES IN THIS PROSPECTUS TO FEES, EXPENSES, AND INVESTMENT PERFORMANCE RELATE SPECIFICALLY TO INVESTOR SHARES, UNLESS OTHERWISE NOTED.
--------------------------------------------------------------------------------

FUND PROFILE

INVESTMENT OBJECTIVE
The Fund seeks to provide current income and long-term growth of income and capital.

INVESTMENT STRATEGIES
The Fund typically invests 60% of its assets in common stocks and 40% in bonds. The stock portion of the Fund seeks to match the total return of the Wilshire 5000 Total Market Index a widely recognized measure of the U.S. stock market. The Fund's bond portion seeks to replicate the returns of the Lehman Brothers Aggregate Bond Index, a measure of regularly traded, U.S. investment-grade bonds.

PRIMARY RISKS
AN INVESTMENT IN THE FUND COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. YOU SHOULD EXPECT THE FUND'S SHARE PRICE AND TOTAL RETURN TO FLUCTUATE WITHIN A WIDE RANGE LIKE THE OVERALL STOCK AND BOND MARKETS. The Fund's performance could be hurt by:
o Stock market risk, which is the chance that stock prices overall will decline over short or long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
o Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods because of rising interest rates. Interest rate risk should range from low to moderate for the Fund, because it invests only a portion of its assets in bonds.
o Credit risk, which is the chance a bond issuer will fail to pay interest and principal in a timely manner. Credit risk should be low for the Fund because it invests only a portion of its assets in bonds, most of which are considered high-quality.
o Prepayment risk, which is the chance that during periods of falling interest rates, a mortgage-backed bond issuer will repay a higher-yielding bond before its maturity day. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates.
o Index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another over a ten-year period. The table shows how the Fund's average annual total returns compare with those of relevant market indexes and its target index over set periods of time. Both the bar chart and the table present information for the Fund's Investor Shares only, since Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

2

--------------------------------------------------------------------------------
                      ANNUAL TOTAL RETURNS-INVESTOR SHARES
--------------------------------------------------------------------------------
      [SCALE -20% TO 50%]
                       1993           10.00%
                       1994           -1.56%
                       1995           28.64%
                       1996           13.95%
                       1997           22.24%
                       1998           17.85%
                       1999           13.61%
                       2000           -2.04%
--------------------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 12.67% (quarter ended December 31, 1998), and the lowest return for a quarter was -5.57% (quarter ended September 30, 1998).

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------
                                       1 YEAR       5 YEARS    SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Balanced Index Fund           -2.04%        12.81%       12.66%
  Investor Shares
Wilshire 5000 Total Market Index      -10.99         16.66        16.44
Lehman Brothers Aggregate  Bond Index  11.63          6.46         7.42
Balanced Composite Index**             -2.19         12.87        12.88
--------------------------------------------------------------------------------
 *November 9, 1992.
**Made up of two unmanaged  benchmarks,  weighted 60% Wilshire 5000 Total Market
  Index and 40% Lehman Brothers Aggregate Bond Index.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                       None
Sales Charge (Load) Imposed on Reinvested Dividends:            None
Redemption Fee:                                                 None
Exchange Fee:                                                   None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                           0.15%
12b-1 Distribution Fee:                                         None
Other Expenses:                                                0.00%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                         0.15%

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  FUND EXPENSES
All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard Balanced Index Fund's expense ratio in fiscal year 2000 was 0.15%, or $1.50 per $1,000 of average net assets. It is estimated that the Fund's Admiral Shares will have an annualized expense ratio of 0.15% for the current fiscal year, or $1.50 per $1,000 of average net assets. The average balanced mutual fund had expenses in 2000 of 1.33%, or $13.30 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
--------------------------------------------------------------------------------

     The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates for Admiral Shares. The results apply whether or not you redeem your investment at the end of the given period.

--------------------------------------------------------------------------------
                1 YEAR     3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                 $15         $48        $85          $192
--------------------------------------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING
Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

4

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      BalAdml
June, September, and December; capital gains, if
any, are distributed annually in December.         VANGUARD FUND NUMBER
                                                   502
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,             CUSIP NUMBER
since inception                                    921931200

INCEPTION DATE                                     TICKER SYMBOL
Investor Shares--November 9, 1992                  VBIAX
Admiral Shares--November 20, 2000

NET ASSETS (INVESTOR SHARES) AS OF
DECEMBER 31, 2000
$3.59 billion
--------------------------------------------------------------------------------

AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?
Indexing is an investment strategy for tracking, as closely as possible, the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets--such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments--such as small-capitalization stocks or long-term bonds.

     An index fund holds all, or a representative sample, of the securities that make up its target index. Unlike actively managed funds, index (or "passively managed") funds do not buy and sell securities based on research and analysis. Rather, index funds simply attempt to mirror what the target index does, for better or worse.

     An index fund does not always perform exactly like its target index. Like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

ADVANTAGES OF INDEX FUNDS
Index funds typically have the following characteristics:
o Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
o Relative performance consistency. Because they seek to track market benchmarks, index funds by definition will not perform dramatically better or worse than their benchmarks.
o Low cost. Index funds are inexpensive to run as compared with actively managed funds. They have no research costs, and keep trading activity--and thus brokerage commissions--to a minimum.

MORE ON THE FUND
This prospectus describes risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a Fund shareholder.

     The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote unless those strategies or policies are designated as fundamental. Note that the Fund's investment objective is not fundamental, and may be changed without a shareholder vote.

     Finally, you'll find information on other important features of the Fund.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 BALANCED FUNDS
Balanced funds are generally "middle-of-the-road" investments that seek to provide some combination of growth, income, and conservation of capital by investing in a mix of stocks, bonds, and/or money market instruments. Because the prices of stocks and bonds often move in different directions, balanced funds are able to use rewards from one type of investment to help offset the risks from another.
--------------------------------------------------------------------------------

MARKET EXPOSURE

STOCKS
About 60% of the Fund's assets are invested in stocks in an attempt to replicate, with that portion of the Fund's assets, the performance of the Wilshire 5000 Index, which consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the NASDAQ over-the-counter market.

[FLAG] THE FUND IS SUBJECT TO STOCK MARKET RISK,  WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

6

--------------------------------------------------------------------------------
                      U.S. STOCK MARKET RETURNS (1926-2000)
--------------------------------------------------------------------------------
                    1 YEAR    5 YEARS    10 YEARS    20 YEARS
--------------------------------------------------------------------------------
Best                 54.2%     28.6%      19.9%       17.8%
Worst               -43.1     -12.4       -0.8         3.1
Average              12.9      11.1       11.2        11.2
--------------------------------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2000. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.1%, returns for individual 5-year periods ranged from a -12.4% average (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or this Fund in particular.

     While the Fund's holdings will typically include the 500 largest stocks in the Wilshire 5000 Index, they will not include all of the securities in the Index. Instead, the Fund will invest in a representative sample of stocks.

     Keep in mind, too, that while the Wilshire 5000 Index is dominated by large-cap stocks (those tracked by the S&P 500 Index), small- and mid-cap stocks are also represented. The Fund's stock holdings are adjusted on a regular basis to reflect the Wilshire 5000 Index. As of December 31, 2000, about 23% of the market value of the Wilshire 5000 Index was made up of securities that were not in the S&P 500 Index. Historically, small-cap stocks have been more volatile than--and at times have performed quite differently from--large-cap stocks.

     Finally, keep in mind that only a portion of the Fund's assets--approximately 60%--is expected to mirror the investment returns of the Wilshire 5000 Index; the Fund's remaining assets are expected to mirror the investment returns of the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                    LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS
Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-cap funds as those holding stocks of companies whose outstanding shares have, on average, a market value exceeding $13 billion; mid-cap funds as those holding stocks of companies with a market value between $1.5 billion and $13 billion; and small-cap funds as those holding stocks of companies with a market value of less than $1.5 billion. Vanguard periodically reassesses these classifications.
--------------------------------------------------------------------------------

BONDS
About 40% of the Fund's assets are invested in bonds in an attempt to replicate, with that portion of the Fund's assets, the performance of the Lehman Brothers Aggregate Bond Index. This is a broad market-weighted index that encompasses five major classes of investment-grade fixed income securities in the United
States: U.S. Treasury and agency securities, corporate bonds, mortgage-backed securities, international dollar-denominated bonds, and asset-backed securities with maturities greater than one year.

[FLAG] THE FUND IS SUBJECT TO INTEREST RATE RISK,  WHICH IS THE CHANCE THAT BOND
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS BECAUSE OF RISING INTEREST RATES. INTEREST RATE RISK IS MODERATE FOR INTERMEDIATE-TERM BONDS SUCH AS THOSE PURCHASED BY THE FUND. FOR THE FUND OVERALL, INTEREST RATE RISK SHOULD RANGE FROM LOW TO MODERATE, BECAUSE IT INVESTS ONLY A PORTION OF ITS ASSETS IN BONDS.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            BONDS AND INTEREST RATES
As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds of comparable quality and maturity are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--you would probably have to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.

How mortgage-backed bonds are different: In general, declining interest rates will not lift the prices of mortgage-backed bonds--such as GNMAs--as much as the prices of comparable bonds. Why? Because when interest rates fall, the bond market tends to discount the prices of mortgage-backed bonds for prepayment risk--the possibility that homeowners will refinance their mortgages at lower rates and cause the bonds to be paid off prior to maturity. In part to compensate for this "drag" on price, GNMAs tend to offer higher yields than do other bonds of comparable credit quality and maturity.
--------------------------------------------------------------------------------

     Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly due to rising interest rates. For instance, prices of long-term bonds fell by almost 48% between December 1976 and September 1981.

     To illustrate the relationship between bond prices and interest rates, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.
--------------------------------------------------------------------------------
                      HOW INTEREST RATE CHANGES AFFECT THE
                             VALUE OF A $1,000 BOND*
--------------------------------------------------------------------------------
                             AFTER A 1%   AFTER A 1%   AFTER A 2%    AFTER A 2%
TYPE OF BOND (MATURITY)       INCREASE     DECREASE     INCREASE      DECREASE
--------------------------------------------------------------------------------
Short-Term (2.5 years)         $978        $1,023         $956        $1,046
Intermediate-Term (10 year)     932         1,074          870         1,156
Long-Term (20 years)            901         1,116          816         1,251
--------------------------------------------------------------------------------
*Assuming a 7% yield.
--------------------------------------------------------------------------------

     These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or the Fund in particular.

     Changes in interest rates can affect bond income as well as bond prices.

8

[FLAG] THE FUND IS SUBJECT TO INCOME  RISK,  WHICH IS THE CHANCE THAT THE FUND'S
     DIVIDENDS (INCOME) WILL DECLINE BECAUSE OF FALLING INTEREST RATES. INCOME RISK IS GENERALLY GREATEST FOR SHORT-TERM BOND FUNDS AND LEAST FOR LONG-TERM BOND FUNDS.

[FLAG] BECAUSE IT INVESTS IN MORTGAGE-BACKED  SECURITIES, THE FUND IS SUBJECT TO
     PREPAYMENT RISK, WHICH IS THE CHANCE THAT DURING PERIODS OF FALLING INTEREST RATES, HOMEOWNERS WILL REPAY HIGHER-YIELDING MORTGAGES EARLIER THAN SCHEDULED. THE FUND WOULD LOSE THE OPPORTUNITY FOR ADDITIONAL PRICE APPRECIATION, AND WOULD BE FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER INTEREST RATES. AS A RESULT, THE FUND WOULD EXPERIENCE A DECLINE IN INCOME.

     Since the Fund invests only a portion of its assets in mortgage-backed securities, prepayment risk for the Fund is moderate.

[FLAG] THE FUND IS  SUBJECT  TO CREDIT  RISK,  WHICH IS THE  CHANCE  THAT A BOND
     ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

     The credit quality of the Fund is expected to be very high, and thus credit risk should be low. The dollar-weighted average credit quality of the Fund's holdings, as rated by Moody's Investors Service, Inc., was Aa1, as of December 31, 2000.

     To a limited extent, the Fund is also exposed to event risk, which is the chance that corporate fixed income securities held by the Fund may suffer a substantial decline in credit quality and market value due to a corporate restructuring or other corporate event.

     Finally, because stock and bond prices often move in different directions, the Fund's bond holdings help to dampen--but not eliminate--some of the stock market volatility experienced by the Fund. Likewise, changes in interest rates may not have as dramatic an effect on the Fund as they would on a fund made up entirely of bonds. The Fund's balanced portfolio, in the long run, should result in less investment risk--and a lower investment return--than a fund investing exclusively in common stocks.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 BOND MATURITIES
A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than 1 year (short-term) to more than 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take a greater risk of price fluctuations to get higher interest income; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.
--------------------------------------------------------------------------------

SECURITY SELECTION

INDEXING METHODS
In seeking to track a particular index, a stock or bond fund generally uses one of two methods to select the securities in which it invests. Balanced funds may use a combination of these methods.

     REPLICATION METHOD. Many stock funds--but not bond funds--use the replication method of indexing. This means that a fund holds each security found in its target index in about the same proportion as represented in the index itself. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. For bond funds, replication is an inefficient and costly method of indexing, since there is no liquid market for many of the corporate and agency bonds typically found in a broad bond index.

     SAMPLING METHOD. Because it would be very expensive and inefficient to buy and sell all securities held in certain indexes (the Wilshire 5000 Index, for example, included more than 6,600 separate stocks as of December 31, 2000), many funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, a fund selects, from the target index, a representative sample of securities that will resemble the full target index in terms of key risk factors. For stock funds, these factors include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks. For bond funds, the key risk factors include duration, cash flows, industry sectors, quality, and callability of the underlying bonds. Balanced Index Fund employs this method of indexing.

[FLAG] THE FUND IS SUBJECT TO INDEX SAMPLING RISK,  WHICH IS THE CHANCE THAT THE
     SECURITIES SELECTED FOR A FUND WILL NOT PROVIDE INVESTMENT PERFORMANCE MATCHING THAT OF THE TARGET INDEX. INDEX SAMPLING RISK SHOULD BE LOW.

 The following table shows the number of stocks and bonds held by the Fund, and the number of stocks and bonds in its target indexes, as of December 31, 2000.

--------------------------------------------------------------------------------
                           NUMBER OF SECURITIES   NUMBER OF SECURITIES IN
                                   HELD                TARGET INDEX
--------------------------------------------------------------------------------
Stock portion                    3,277                    6,638
Bond portion                       501                    6,121
--------------------------------------------------------------------------------

     The Fund is generally managed without regard to tax ramifications.

OTHER INVESTMENT POLICIES AND RISKS
Besides investing in U.S. common stocks and bonds, the Fund may make certain other kinds of investments to achieve its objective. The Fund may change its objective without shareholder approval.

     The Fund may invest, to a limited extent, in foreign securities.

[FLAG] THE FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES. DERIVATIVES MAY
     INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, TRADITIONAL INVESTMENTS.

10

     The Fund may also invest in stock and bond (interest rate) futures and options contracts, which are traditional types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. The Fund will not use futures for speculative purposes or as leveraged investments that magnify gains or losses. The Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets.

     The reasons for which the Fund will invest in futures and options are:
o To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks and bonds.
o To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES
A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading. Specifically:
o Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
o Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
o    Each Vanguard fund reserves the right to stop offering shares at any time.
o Certain Vanguard funds charge transaction fees on purchases and/or redemptions of their shares.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

TURNOVER RATE
Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. Generally, index-oriented funds sell securities only in response to redemption requests or changes in the composition of a target index. The FINANCIAL HIGHLIGHTS section of this prospectus shows historic turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE
Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of December 31, 2000, the average turnover rate for all domestic hybrid funds was approximately 28%, according to Morningstar, Inc.
--------------------------------------------------------------------------------

THE FUND AND VANGUARD
The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $530 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE
The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER
The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Fund's adviser through its Quantitative Equity and Fixed Income Groups. As of December 31, 2000, Vanguard served as adviser for about $386.4 billion in assets. Vanguard manages the Fund on an at-cost basis, subject to the control of the trustees and officers of the Fund.

12

     For the fiscal year ended December 31, 2000, the advisory expenses represented an effective annual rate of 0.005% of the Fund's average net assets.

     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Fund's portfolio securities and to obtain the best available price and most favorable execution for all transactions. Also, the Fund may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.

     In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide research services to the adviser or the Fund.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUND'S ADVISER
The managers primarily responsible for overseeing the Fund's investments are:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985; has had primary responsibility for Vanguard's stock indexing investments and strategy since joining the company in 1987; and has served as the portfolio manager for the stock portion of the Fund since its inception in 1992.
Education: A.B., Dartmouth College; M.B.A., University of Chicago.

IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group. He has worked in investment management since 1974; has had primary responsibility for Vanguard's internal fixed-income policy and strategy since joining the company in 1981; and has overseen portfolio management of the bond portion of the Fund since 1992. Education: B.A., Lafayette College; M.B.A., Pennsylvania State University.

FELIX B. LIM, Fund Manager. He has worked in investment management since completing his education in 1996; joined Vanguard in January 1999; and worked as a credit analyst until January 2000. Education: B.A. and M.S., University of Pennsylvania (Wharton School).
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS
The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends generally are distributed in March, June, September, and December; capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year.

     Your dividends and short-term capital gains distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS
As a shareholder, you are entitled to your portion of a fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------

SHARE PRICE
The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund will not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent the Fund's foreign securities on markets that are open.

     Stocks held by a Vanguard fund are valued at their market value when market quotations are readily available. Bonds held by a fund are valued based on information furnished by an independent pricing service or market quotations. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.

     When pricing service information or market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is used, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

FINANCIAL HIGHLIGHTS
The following financial highlights table pertains to the Fund's Admiral Shares. The table is intended to help you understand the Fund's financial performance since inception, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each period on an invest-

14

ment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                                                    VANGUARD BALANCED INDEX FUND
                                                                  ADMIRAL SHARES
                                                                     NOV. 13* TO
                                                               DECEMBER 31, 2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $19.40
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                  .088
 Net Realized and Unrealized Gain (Loss) on Investments                (.129)
--------------------------------------------------------------------------------
  Total from Investment Operations                                     (.041)
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                  (.189)
 Distributions from Realized Capital Gains                             (.090)
--------------------------------------------------------------------------------
  Total Distributions                                                  (.279)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $19.08
================================================================================
TOTAL RETURN                                                           -0.20%
================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                   $316
 Ratio of Total Expenses to Average Net Assets                          0.15%**
 Ratio of Net Investment Income to Average Net Assets                   3.49%**
 Turnover Rate                                                            28%
================================================================================
 *Inception.
**Annualized.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the Balanced Index Fund Investor Shares as an example. The Fund began fiscal 2000 with a net asset value (price) of $19.40 per share. During the year, the Fund earned $0.088 per share from investment income (interest and dividends). There was a decline of $0.129 per share in the value of investments held or sold by the Fund, resulting in a net decline of $0.041 from investment operations.

Shareholders received $0.279 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

Investment losses ($0.041 per share) plus the distributions ($0.279 per share) resulted in a share price of $19.08 at the end of the year. This was a decrease of $0.32 per share (from $19.40 at the beginning of the year to $19.08 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was -2.04% for the year.

As of December 31, 2000, the Fund had $316 million in net assets. For the year, its expense ratio was 0.15% ($1.50 per $1,000 of net assets); and its net investment income amounted to 3.49% of its average net assets. It sold and replaced securities valued at 28% of its net assets.
--------------------------------------------------------------------------------

16

INVESTING WITH VANGUARD
The Fund is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect the Fund as an investment option.
o If you have any questions about the Fund or Vanguard, including those about the Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.
o If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of the Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.
     In all cases, your transaction will be based on the Fund's next-determined net asset value after Vanguard receives your request (or, in the case of new contributions, the next-determined net asset value after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m., Eastern time, you will receive that day's net asset value. This is known as your TRADE DATE.

EXCHANGES
The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of the Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
     Before making an exchange to or from another fund available in your plan, consider the following:
o Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.
o Make sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.
o Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

ACCESSING FUND INFORMATION BY COMPUTER

VANGUARD ON THE WORLD WIDE WEB WWW.VANGUARD.COM
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; the online Education Center that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

BALANCED FUND
A mutual fund that seeks to provide some combination of income, capital growth, and conservation of capital by investing in stocks, bonds, and/or money market instruments.

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CREDIT QUALITY
A measure of a bond issuer's ability to pay interest and principal in a timely manner.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at a bond's maturity; also known as the par value or principal.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT-GRADE
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Bonds rated in one of the four highest rating categories are considered "investment-grade."

MATURITY
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index; also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP(R) LOGO]
Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about
Vanguard Balanced Index Fund, the
following documents are available
free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the
Fund's investments is available in
the Fund's annual and semiannual
reports to shareholders. In the
Fund's annual report, you will find a
discussion of the market conditions
and investment strategies that
significantly affected the Fund's
performance during its last fiscal
year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Fund.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

All market indexes referenced in
this prospectus are the exclusive
property of their respective owners.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Fund or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Fund
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Fund are
also available on the SEC's Internet
site at http://www.sec.gov, or you
can receive copies of this
information, for a fee, by electronic
request at the following e-mail
address: publicinfo@sec.gov, or by
writing the Public Reference
Section, Securities and Exchange
Commission, Washington, DC
20549-0102.

Fund's Investment Company Act
file number: 811-7023

(C) 2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

I502 042001

VANGUARD(R) BALANCED INDEX FUND

INSTITUTIONAL SHARES

APRIL 25, 2001



This prospectus
contains financial data
for the Fund through
the fiscal year ended
December 31, 2000.



Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


[THE VANGUARD GROUP(R) LOGO]

VANGUARD(R) BALANCED INDEX FUND
INSTITUTIONAL SHARES
PROSPECTUS
APRIL 25, 2001

A BALANCED MUTUAL FUND
--------------------------------------------------------------------------------
CONTENTS

   1 FUND PROFILE

   4 ADDITIONAL INFORMATION

   4 AN INTRODUCTION TO INDEX FUNDS

   5 MORE ON THE FUND

  11 THE FUND AND VANGUARD

  12 INVESTMENT ADVISER

  13 DIVIDENDS, CAPITAL GAINS, AND TAXES

  14 SHARE PRICE

  15 FINANCIAL HIGHLIGHTS

  17 INVESTING WITH VANGUARD
     17 Buying Shares
     18 Redeeming Shares
     20 Other Rules You Should Know
     22 Fund and Account Updates
     23 Contacting Vanguard

     GLOSSARY (inside back cover)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARE CLASSES

The Fund offers three separate classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. This prospectus offers the Fund's Institutional Shares which are for investors who do not require special employee benefit plans and who are willing to invest a minimum of $10 million. Another prospectus offers the Fund's Investor Shares which have an investment minimum of $3,000. To obtain a copy of the prospectus for Investor Shares, please call Vanguard at 1-800-662-7447.
     Investor Shares and Institutional Shares do not have the same expenses; as a result, their investment performances will vary. ALL REFERENCES IN THIS PROSPECTUS TO FEES, EXPENSES, AND INVESTMENT PERFORMANCE RELATE SPECIFICALLY TO INVESTOR SHARES, UNLESS OTHERWISE NOTES.
--------------------------------------------------------------------------------

FUND PROFILE

INVESTMENT OBJECTIVE
The Fund seeks to provide current income and long-term growth of income and capital.

INVESTMENT STRATEGIES
The Fund typically invests 60% of its assets in common stocks and 40% in bonds. The stock portion of the Fund seeks to match the total return of the Wilshire 5000 Total Market Index a widely recognized measure of the U.S. stock market. The Fund's bond portion seeks to replicate the returns of the Lehman Brothers Aggregate Bond Index, a measure of regularly traded, U.S. investment-grade bonds.

PRIMARY RISKS
AN INVESTMENT IN THE FUND COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. YOU SHOULD EXPECT THE FUND'S SHARE PRICE AND TOTAL RETURN TO FLUCTUATE WITHIN A WIDE RANGE LIKE THE OVERALL STOCK AND BOND MARKETS. The Fund's performance could be hurt by:
o Stock market risk, which is the chance that stock prices overall will decline over short or long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
o Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods because of rising interest rates. Interest rate risk should range from low to moderate for the Fund, because it invests only a portion of its assets in bonds.
o Credit risk, which is the chance a bond issuer will fail to pay interest and principal in a timely manner. Credit risk should be low for the Fund because it invests only a portion of its assets in bonds, most of which are considered high-quality.
o Prepayment risk, which is the chance that during periods of falling interest rates, a mortgage-backed bond issuer will repay a higher-yielding bond before its maturity day. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates.
o Index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how performance of the Fund's Investor Shares has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns for the Fund's Investor Shares compare with those of relevant market indexes and its target index over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

     Note: This prospectus offers the Fund's Institutional Shares. Performance for the Fund's Investor Shares is shown here because the Institutional Shares don't have a full calendar year of performance. However, the two share classes invest in the same portfolio of securities and will have the same returns except to the extent that their operating expenses differ.

2

--------------------------------------------------------------------------------
                      ANNUAL TOTAL RETURNS-INVESTOR SHARES
--------------------------------------------------------------------------------
      [SCALE -20% TO 50%]
                       1993           10.00%
                       1994           -1.56%
                       1995           28.64%
                       1996           13.95%
                       1997           22.24%
                       1998           17.85%
                       1999           13.61%
                       2000           -2.04%
--------------------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 12.67% (quarter ended December 31, 1998), and the lowest return for a quarter was -5.57% (quarter ended September 30, 1998).

--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------
                                      1 YEAR      5 YEARS      SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Balanced Index Fund
  Investor Shares                     -2.04%      12.81%          12.66%
Wilshire 5000 Total Market Index     -10.99       16.66           16.44
Lehman Brothers Aggregate Bond Index  11.63        6.46            7.42
Balanced Composite Index**            -2.19       12.87           12.88
--------------------------------------------------------------------------------
 *November 9, 1992.
**Made up of two unmanaged  benchmarks,  weighted 60% Wilshire 5000 Total Market
  Index and 40% Lehman Brothers Aggregate Bond Index.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                       None
Sales Charge (Load) Imposed on Reinvested Dividends:            None
Redemption Fee:                                                 None
Exchange Fee:                                                   None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                           0.10%
12b-1 Distribution Fee:                                         None
Other Expenses:                                                0.00%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                         0.10%

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  FUND EXPENSES
All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard Balanced Index Fund's expense ratio in fiscal year 2000 was 0.10%, or $1.00 per $1,000 of average net assets. It is estimated that the Fund's Admiral Shares will have an annualized expense ratio of 0.15% for the current fiscal year, or $1.50 per $1,000 of average net assets. The average balanced mutual fund had expenses in 2000 of 1.33%, or $13.30 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
--------------------------------------------------------------------------------

     The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's Institutional shares. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

--------------------------------------------------------------------------------
                  1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
                   $10        $32        $56       $128
--------------------------------------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING
Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

4

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                        MINIMUM INITIAL INVESTMENT
Dividends are distributed quarterly in March,      $10 million
June, September, and December; capital gains, if
any, are distributed annually in December.         NEWSPAPER ABBREVIATION
                                                   BalInst
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,             VANGUARD FUND NUMBER
since inception                                    869

INCEPTION DATE                                     CUSIP NUMBER
Investor Shares--November 9, 1992                  921931309
Institutional Shares--November 28, 2000
                                                   TICKER SYMBOL
NET ASSETS (INVESTOR SHARES) AS OF                 VBAIX
DECEMBER 31, 2000
$3.59 billion
--------------------------------------------------------------------------------

AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?
Indexing is an investment strategy for tracking, as closely as possible, the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets--such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments--such as small-capitalization stocks or long-term bonds.

     An index fund holds all, or a representative sample, of the securities that make up its target index. Unlike actively managed funds, index (or "passively managed") funds do not buy and sell securities based on research and analysis. Rather, index funds simply attempt to mirror what the target index does, for better or worse.

     An index fund does not always perform exactly like its target index. Like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

ADVANTAGES OF INDEX FUNDS
Index funds typically have the following characteristics:
o Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
o Relative performance consistency. Because they seek to track market benchmarks, index funds by definition will not perform dramatically better or worse than their benchmarks.
o Low cost. Index funds are inexpensive to run as compared with actively managed funds. They have no research costs, and keep trading activity--and thus brokerage commissions--to a minimum.

MORE ON THE FUND
This prospectus describes risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [flag] symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a Fund shareholder.

     The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote unless those strategies or policies are designated as fundamental. Note that the Fund's investment objective is not fundamental, and may be changed without a shareholder vote.

     Finally, you'll find information on other important features of the Fund.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 BALANCED FUNDS
Balanced funds are generally "middle-of-the-road" investments that seek to provide some combination of growth, income, and conservation of capital by investing in a mix of stocks, bonds, and/or money market instruments. Because the prices of stocks and bonds often move in different directions, balanced funds are able to use rewards from one type of investment to help offset the risks from another.
--------------------------------------------------------------------------------

MARKET EXPOSURE

STOCKS
About 60% of the Fund's assets are invested in stocks in an attempt to replicate, with that portion of the Fund's assets, the performance of the Wilshire 5000 Index, which consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the NASDAQ over-the-counter market.

[FLAG] THE FUND IS SUBJECT TO STOCK MARKET RISK,  WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

6

--------------------------------------------------------------------------------
                      U.S. STOCK MARKET RETURNS (1926-2000)
--------------------------------------------------------------------------------
                     1 YEAR    5 YEARS    10 YEARS    20 YEARS
--------------------------------------------------------------------------------
Best                  54.2%     28.6%      19.9%       17.8%
Worst                -43.1     -12.4       -0.8         3.1
Average               12.9      11.1       11.2        11.2
--------------------------------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2000. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.1%, returns for individual 5-year periods ranged from a -12.4% average (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or this Fund in particular.

     While the Fund's holdings will typically include the 500 largest stocks in the Wilshire 5000 Index, they will not include all of the securities in the Index. Instead, the Fund will invest in a representative sample of stocks.

     Keep in mind, too, that while the Wilshire 5000 Index is dominated by large-cap stocks (those tracked by the S&P 500 Index), small- and mid-cap stocks are also represented. The Fund's stock holdings are adjusted on a regular basis to reflect the Wilshire 5000 Index. As of December 31, 2000, about 6,600 of the market value of the Wilshire 5000 Index was made up of securities that were not in the S&P 500 Index. Historically, small-cap stocks have been more volatile than--and at times have performed quite differently from--large-cap stocks.

     Finally, keep in mind that only a portion of the Fund's assets--approximately 60%--is expected to mirror the investment returns of the Wilshire 5000 Index; the Fund's remaining assets are expected to mirror the investment returns of the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                    LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS
Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-cap funds as those holding stocks of companies whose outstanding shares have, on average, a market value exceeding $13 billion; mid-cap funds as those holding stocks of companies with a market value between $1.5 billion and $13 billion; and small-cap funds as those holding stocks of companies with a market value of less than $1.5 billion. Vanguard periodically reassesses these classifications.
--------------------------------------------------------------------------------

BONDS
About 40% of the Fund's assets are invested in bonds in an attempt to replicate, with that portion of the Fund's assets, the performance of the Lehman Brothers Aggregate Bond Index. This is a broad market-weighted index that encompasses five major classes of investment-grade fixed income securities in the United
States: U.S. Treasury and agency securities, corporate bonds, mortgage-backed securities, international dollar-denominated bonds, and asset-backed securities with maturities greater than one year.

[FLAG] THE FUND IS SUBJECT TO INTEREST RATE RISK,  WHICH IS THE CHANCE THAT BOND
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS BECAUSE OF RISING INTEREST RATES. INTEREST RATE RISK IS MODERATE FOR INTERMEDIATE-TERM BONDS SUCH AS THOSE PURCHASED BY THE FUND. FOR THE FUND OVERALL, INTEREST RATE RISK SHOULD RANGE FROM LOW TO MODERATE, BECAUSE IT INVESTS ONLY A PORTION OF ITS ASSETS IN BONDS.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                           BONDS AND INTEREST RATES
As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds of comparable quality and maturity are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--you would probably have to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.

How mortgage-backed bonds are different: In general, declining interest rates will not lift the prices of mortgage-backed bonds--such as GNMAs--as much as the prices of comparable bonds. Why? Because when interest rates fall, the bond market tends to discount the prices of mortgage-backed bonds for prepayment risk--the possibility that homeowners will refinance their mortgages at lower rates and cause the bonds to be paid off prior to maturity. In part to compensate for this "drag" on price, GNMAs tend to offer higher yields than do other bonds of comparable credit quality and maturity.
--------------------------------------------------------------------------------

     Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly due to rising interest rates. For instance, prices of long-term bonds fell by almost 48% between December 1976 and September 1981.

     To illustrate the relationship between bond prices and interest rates, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.
--------------------------------------------------------------------------------
                      HOW INTEREST RATE CHANGES AFFECT THE
                             VALUE OF A $1,000 BOND*
--------------------------------------------------------------------------------
                             AFTER A 1%   AFTER A 1%   AFTER A 2%    AFTER A 2%
TYPE OF BOND (MATURITY)       INCREASE     DECREASE     INCREASE      DECREASE
--------------------------------------------------------------------------------
Short-Term (2.5 years)          $978        $1,023        $956        $1,046
Intermediate-Term (10 years)     932         1,074         870         1,156
Long-Term (20 years)             901         1,116         816         1,251
--------------------------------------------------------------------------------
*Assuming a 7% yield.
--------------------------------------------------------------------------------
     These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or the Fund in particular.

     Changes in interest rates can affect bond income as well as bond prices.

8

[FLAG] THE FUND IS SUBJECT TO INCOME  RISK,  WHICH IS THE CHANCE THAT THE FUND'S
     DIVIDENDS (INCOME) WILL DECLINE BECAUSE OF FALLING INTEREST RATES. INCOME RISK IS GENERALLY GREATEST FOR SHORT-TERM BOND FUNDS AND LEAST FOR LONG-TERM BOND FUNDS.

[FLAG] BECAUSE IT INVESTS IN MORTGAGE-BACKED  SECURITIES, THE FUND IS SUBJECT TO
     PREPAYMENT RISK, WHICH IS THE CHANCE THAT DURING PERIODS OF FALLING INTEREST RATES, HOMEOWNERS WILL REPAY HIGHER-YIELDING MORTGAGES EARLIER THAN SCHEDULED. THE FUND WOULD LOSE THE OPPORTUNITY FOR ADDITIONAL PRICE APPRECIATION, AND WOULD BE FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER INTEREST RATES. AS A RESULT, THE FUND WOULD EXPERIENCE A DECLINE IN INCOME.

     Since the Fund invests only a portion of its assets in mortgage-backed securities, prepayment risk for the Fund is moderate.

[FLAG] THE FUND IS  SUBJECT  TO CREDIT  RISK,  WHICH IS THE  CHANCE  THAT A BOND
     ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

     The credit quality of the Fund is expected to be very high, and thus credit risk should be low. The dollar-weighted average credit quality of the Fund's holdings, as rated by Moody's Investors Service, Inc., was Aa1, as of December 31, 2000.

     To a limited extent, the Fund is also exposed to event risk, which is the chance that corporate fixed income securities held by the Fund may suffer a substantial decline in credit quality and market value due to a corporate restructuring or other corporate event.

     Finally, because stock and bond prices often move in different directions, the Fund's bond holdings help to dampen--but not eliminate--some of the stock market volatility experienced by the Fund. Likewise, changes in interest rates may not have as dramatic an effect on the Fund as they would on a fund made up entirely of bonds. The Fund's balanced portfolio, in the long run, should result in less investment risk--and a lower investment return--than a fund investing exclusively in common stocks.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 BOND MATURITIES
A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than 1 year (short-term) to more than 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take a greater risk of price fluctuations to get higher interest income; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.
--------------------------------------------------------------------------------

SECURITY SELECTION

INDEXING METHODS
In seeking to track a particular index, a stock or bond fund generally uses one of two methods to select the securities in which it invests. Balanced funds may use a combination of these methods.

     REPLICATION METHOD. Many stock funds--but not bond funds--use the replication method of indexing. This means that a fund holds each security found in its target index in about the same proportion as represented in the index itself. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. For bond funds, replication is an inefficient and costly method of indexing, since there is no liquid market for many of the corporate and agency bonds typically found in a broad bond index.

     SAMPLING METHOD. Because it would be very expensive and inefficient to buy and sell all securities held in certain indexes (the Wilshire 5000 Index, for example, included more than 6,600 separate stocks as of December 31, 2000), many funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, a fund selects, from the target index, a representative sample of securities that will resemble the full target index in terms of key risk factors. For stock funds, these factors include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks. For bond funds, the key risk factors include duration, cash flows, industry sectors, quality, and callability of the underlying bonds. Balanced Index Fund employs this method of indexing.

[FLAG] THE FUND IS SUBJECT TO INDEX SAMPLING RISK,  WHICH IS THE CHANCE THAT THE
     SECURITIES SELECTED FOR A FUND WILL NOT PROVIDE INVESTMENT PERFORMANCE MATCHING THAT OF THE TARGET INDEX. INDEX SAMPLING RISK SHOULD BE LOW.

     The following table shows the number of stocks and bonds held by the Fund, and the number of stocks and bonds in its target indexes, as of December 31, 2000.

--------------------------------------------------------------------------------
                           NUMBER OF SECURITIES   NUMBER OF SECURITIES IN
                                   HELD                TARGET INDEX
--------------------------------------------------------------------------------
Stock portion                    3,277                     6,638
Bond portion                       501                     6,121
--------------------------------------------------------------------------------

     The Fund is generally managed without regard to tax ramifications.

OTHER INVESTMENT POLICIES AND RISKS
Besides investing in U.S. common stocks and bonds, the Fund may make certain other kinds of investments to achieve its objective. The Fund may change its objective without shareholder approval.

     The Fund may invest, to a limited extent, in foreign securities.

[FLAG] THE FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES. DERIVATIVES MAY
     INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, TRADITIONAL INVESTMENTS.

10

     The Fund may also invest in stock and bond (interest rate) futures and options contracts, which are traditional types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. The Fund will not use futures for speculative purposes or as leveraged investments that magnify gains or losses. The Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets.

     The reasons for which the Fund will invest in futures and options are:
o To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks and bonds.
o To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES
A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading. Specifically:
o Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
o Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
o    Each Vanguard fund reserves the right to stop offering shares at any time.
o Vanguard U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, and Growth and Income Fund generally do NOT accept exchanges by telephone or fax, or online. (IRAs and other retirement accounts are not subject to this rule.)
o Certain Vanguard funds charge transaction fees on purchases and/or redemptions of their shares.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

TURNOVER RATE
Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. Generally, index-oriented funds sell securities only in response to redemption requests or changes in the composition of a target index. The FINANCIAL HIGHLIGHTS section of this prospectus shows historic turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE
Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of December 31, 2000, the average turnover rate for all balanced funds was approximately 28%, according to Morningstar, Inc.
--------------------------------------------------------------------------------

THE FUND AND VANGUARD
The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $530 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE
The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

12

INVESTMENT ADVISER
The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Fund's adviser through its Quantitative Equity and Fixed Income Groups. As of December 31, 2000, Vanguard served as adviser for about $386.4 billion in assets. Vanguard manages the Fund on an at-cost basis, subject to the control of the trustees and officers of the Fund.

     For the fiscal year ended December 31, 2000, the advisory expenses represented an effective annual rate of 0.005% of the Fund's average net assets.

     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Fund's portfolio securities and to obtain the best available price and most favorable execution for all transactions. Also, the Fund may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.

     In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide research services to the adviser or the Fund.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUND'S ADVISER
The managers primarily responsible for overseeing the Fund's investments are:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985; has had primary responsibility for Vanguard's stock indexing investments and strategy since joining the company in 1987; and has served as the portfolio manager for the stock portion of the Fund since its inception in 1992.
Education: A.B., Dartmouth College; M.B.A., University of Chicago.

IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group. He has worked in investment management since 1974; has had primary responsibility for Vanguard's internal fixed-income policy and strategy since joining the company in 1981; and has overseen portfolio management of the bond portion of the Fund since 1992. Education: B.A., Lafayette College; M.B.A., Pennsylvania State University.

FELIX B. LIM, Fund Manager. He has worked in investment management since completing his education in 1996; joined Vanguard in January 1999; and worked as a credit analyst until January 2000. Education: B.A. and M.S., University of Pennsylvania (Wharton School).
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS
The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends generally are distributed in March, June, September, and December; capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS
As a shareholder, you are entitled to your portion of a fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------

BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
o Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
o Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
o Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
o Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
o Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
o A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
o Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
o Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

14

GENERAL INFORMATION
BACKUP WITHHOLDING. By law, Vanguard must withhold 31% of any taxable distributions or redemptions from your account if you do not:
o    provide us with your correct taxpayer identification number;
o    certify that the taxpayer identification number is correct; and
o    confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at Vanguard.com and review the area entitled "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.
INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               "BUYING A DIVIDEND"
Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should avoid buying shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

SHARE PRICE
The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund will not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent the Fund's foreign securities on markets that are open.

     Stocks held by a Vanguard fund are valued at their market value when market quotations are readily available. Bonds held by a fund are valued based on information furnished by an independent pricing service or market quotations. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.

     When pricing service information or market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is used, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.


FINANCIAL HIGHLIGHTS
The following financial highlights table pertains to the Fund's Institutional Shares. The table is intended to help you understand the Fund's financial performance since inception, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by
PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                                                    VANGUARD BALANCED INDEX FUND
                                                            INSTITUTIONAL SHARES
                                                                      DEC. 1* TO
                                                               DECEMBER 31, 2000
--------------------------------------------------------------------------------
NET ASSET VALUE,  BEGINNING OF PERIOD                                  $19.05
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                   .056
 Net Realized and  Unrealized Gain (Loss) on Investments                 .253
--------------------------------------------------------------------------------
  Total from Investment Operations                                       .309
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                   (.189)
 Distributions from Realized Capital Gains                              (.090)
--------------------------------------------------------------------------------
  Total Distributions                                                   (.279)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF  PERIOD                                        $19.08
================================================================================
TOTAL RETURN                                                             1.63%
================================================================================
RATIOS/SUPPLEMENTAL  DATA
 Net Assets, End of  Period (Millions)                                   $148
 Ratio of Total  Expenses to Average Net Assets                          0.10%**
 Ratio of Net   Investment Income to Average Net Assets                  3.36%**
 Turnover Rate                                                             28%
================================================================================
 *Inception.
**Annualized.

16

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE
The Fund began fiscal 2000 with a net asset value (price) of $19.05 per share. During the year, the Fund earned $0.056 per share from investment income (interest and dividends) and $0.253 per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $0.279 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's dividends or capital gains.

The earnings ($0.309 per share) minus the distributions ($0.279 per share) resulted in a share price of $19.08 at the end of the year. This was an increase of $0.03 per share (from $19.05 at the beginning of the year to $19.08 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 1.63% for the year.

As of December 31, 2000, the Fund had $148 million in net assets. For the year, its expense ratio was 0.10% ($1.00 per $1,000 of net assets); and its net investment income amounted to 3.36% of its average net assets. It sold and replaced securities valued at 28% of its net assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTING WITH VANGUARD
This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, The Vanguard Service Directory, provides details of our many shareholder services for individual investors. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions found at the end of this section.

                                  BUYING SHARES
                                REDEEMING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
--------------------------------------------------------------------------------

BUYING SHARES

ACCOUNT MINIMUMS FOR INSTITUTIONAL SHARES
TO OPEN AND MAINTAIN AN ACCOUNT: $10 million.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail or exchange; $1,000 by wire.
     Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

HOW TO BUY SHARES
BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group-869. For addresses, see Contacting Vanguard.
BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard fund. All open Vanguard funds permit exchange purchases requested in writing. MOST VANGUARD FUNDS--OTHER THAN THE STOCK AND BALANCED INDEX-ORIENTED FUNDS--ALSO ACCEPT EXCHANGE PURCHASES REQUESTED ONLINE OR BY TELEPHONE. See Other Rules You Should Know for specifics.
BY WIRE: Call Vanguard to purchase shares by wire. For wire instructions, see Contacting Vanguard.

YOUR PURCHASE PRICE
You buy shares at a fund's next-determined NAV after Vanguard receives your purchase request. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), you will buy your shares at that day's NAV. This is known as your TRADE DATE.

PURCHASE RULES YOU SHOULD KNOW
*THIRD PARTY CHECKS. To protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.

18

*U.S. CHECKS ONLY. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.
*LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
*NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
*FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard Fund.


REDEEMING SHARES

HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.
ONLINE: Request a redemption through our website at Vanguard.com.
BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.
BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.

YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

TYPES OF REDEMPTIONS
*CHECK REDEMPTIONS: Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.
*EXCHANGE REDEMPTIONS: You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. All open Vanguard funds accept exchange redemptions requested in writing. Most Vanguard funds--other than the stock and balanced index-oriented funds--also accept exchange redemptions requested online or by telephone. See Other Rules You Should Know for specifics.
*WIRE REDEMPTIONS: When redeeming from a money market fund, bond fund, or Vanguard Preferred Stock Fund, you may instruct Vanguard to wire your redemption proceeds to a previously designated bank account. Wire redemptions are not available for Vanguard's other funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. Also, wire redemptions must be requested in writing or by telephone, not online. For these funds, a $5 fee applies to wire redemptions under $5,000.
Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.
Bond Funds and Preferred Stock Fund: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.

REDEMPTION RULES YOU SHOULD KNOW
*SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts. *POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.
*RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express(R).
*PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.
*NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
*EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days at any time. In addition, Vanguard funds can

20

suspend redemptions and/or postpone payments of redemption proceeds at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.


OTHER RULES YOU SHOULD KNOW

TELEPHONE TRANSACTIONS
*AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by regular telephone, unless you instruct us otherwise in writing.
*TELE-ACCOUNT(TM). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a personal identification number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.
*PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
o    Ten-digit account number.
o    Complete owner name and address.
o    Primary Social Security or employer identification number.
o    Personal Identification Number (PIN), if applicable.
*SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.
*SOME  VANGUARD  FUNDS  DO  NOT  PERMIT  TELEPHONE   EXCHANGES.   To  discourage
market-timing, Vanguard's Stock Index Funds, Growth and Income Fund, and Balanced Index Fund generally do not permit telephone exchanges (in or out), except for IRAs and certain other retirement accounts.

VANGUARD.COM
*REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
*SOME   VANGUARD   FUNDS  DO  NOT  PERMIT   ONLINE   EXCHANGES.   To  discourage
market-timing, Vanguard's Stock Index Funds, Growth and Income Fund, and Balanced Index Fund do not permit online exchanges (in or out), except for IRAs and certain other retirement accounts.

WRITTEN INSTRUCTIONS
*"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
o    The fund name and account number.
o    The amount of the transaction (in dollars or shares).

o    Signatures of all owners exactly as registered on the account.
o    Signature guarantees, if required for the type of transaction.*
*For instance, signature guarantees must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address.

RESPONSIBILITY FOR FRAUD
Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard limits account activity as follows:
o You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH A NON-MONEY-MARKET FUND during any 12-month period.
o Your round trips through a non-money-market fund must be at least 30 days apart.
o    All funds may refuse share purchases at any time, for any reason.
o Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange, at any time, for any reason.
A "round trip" is a redemption from a fund followed by a purchase back into the same fund. Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the fund.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

LOW-BALANCE ACCOUNTS
The Fund reserves the right to convert an investor's Institutional Shares into Investor Shares of the Fund if the investor's account balance falls below the minimum initial investment.

22

Any such conversion will be preceded by written notice to the investor.


FUND AND ACCOUNT UPDATES

PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

AVERAGE COST REVIEW STATEMENTS
For most taxable accounts, average cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average cost single category method.

CONFIRMATION STATEMENTS
Each time you buy, sell or exchange shares, we will send you a statement confirming the trade date and amount of your transaction.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

REPORTS
Fund financial reports about Vanguard Balanced Index Fund will be mailed twice a year--in February and August. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmarks), an overview of the financial markets, and the Fund's financial statements, which include a listing of the Fund's holdings.
     To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Client Services Department.

CONTACTING VANGUARD

ONLINE
VANGUARD.COM
o    Your best source of Vanguard news
o    For fund, account, and service information
o    For most account transactions
o    For literature requests
o    24 hours per day, 7 days per week

VANGUARD TELE-ACCOUNT(R)
1-800-662-6273
(ON-BOARD)
o    For automated fund and account information
o    For redemptions by check, exchange, or wire
o    Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at 1-800-952-3335)
o    For fund and service information
o    For literature requests
o    Business hours only

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at 1-800-749-7273)
o    For account information
o    For most account transactions
o    Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
o    For information and services for large institutional investors
o    Business hours only

VANGUARD ADDRESSES

REGULAR MAIL (INDIVIDUALS--CURRENT CLIENTS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGULAR MAIL (GENERAL INQUIRIES):
The Vanguard Group
P.O. Box 2600
Valley Forge, PA 19482-2600

REGISTERED OR EXPRESS MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

FUND NUMBER
Always use this fund number when contacting us about Vanguard Balanced Index Fund--869.

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

BALANCED FUND
A mutual fund that seeks to provide some combination of income, capital growth, and conservation of capital by investing in stocks, bonds, and/or money market instruments.

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CREDIT QUALITY
A measure of a bond issuer's ability to pay interest and principal in a timely manner.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at a bond's maturity; also known as the par value or principal.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT-GRADE
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Bonds rated in one of the four highest rating categories are considered "investment-grade."

MATURITY
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index; also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP(R) LOGO]
Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about
Vanguard Balanced Index Fund, the
following documents are available
free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the
Fund's investments is available in the
Fund's annual and semiannual reports
to shareholders. In the Fund's annual
report, you will find a discussion of
the market conditions and investment
strategies that significantly affected
the Fund's performance during its last
fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Fund.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

All market indexes referenced in
this prospectus are the exclusive
property of their respective owners.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Fund or other
Vanguard funds, please contact us
as follows:

If you are an Individual Investor:
THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

If you are a client of Vanguard's
Institutional Division:
THE VANGUARD GROUP
INSTITUTIONAL
INVESTOR INFORMATION
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-888-809-8102

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder
and would like information about
your account, account transactions,
and/or account statements,
please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Fund
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Fund are
also available on the SEC's Internet
site at http://www.sec.gov, or you
can receive copies of this
information, for a fee, by electronic
request at the following e-mail
address: publicinfo@sec.gov, or by
writing the Public Reference
Section, Securities and Exchange
Commission, Washington, DC
20549-0102.

Fund's Investment Company Act
file number: 811-7023

(C) 2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

I869 042001

                                     PART B

                          VANGUARD BALANCED INDEX FUND
                                   (THE FUND)

                       STATEMENT OF ADDITIONAL INFORMATION


                                 APRIL 25, 2001

This Statement is not a prospectus but should be read in conjunction with the Fund's current Prospectus (dated April 25, 2001). To obtain, without charge, the Prospectus or the most recent Annual Report to Shareholders, which contains the Fund's financial statements as hereby incorporated by reference, please call:


                        INVESTOR INFORMATION DEPARTMENT:
                                 1-800-662-7447

                                TABLE OF CONTENTS

DESCRIPTION OF THE FUND..........................................B-1
INVESTMENT POLICIES .............................................B-3
FUNDAMENTAL INVESTMENT LIMITATIONS...............................B-7
YIELD AND TOTAL RETURN...........................................B-9
PURCHASE OF SHARES...............................................B-10
SHARE PRICE......................................................B-11
REDEMPTION OF SHARES.............................................B-12
MANAGEMENT OF THE FUND...........................................B-12
PORTFOLIO TRANSACTIONS...........................................B-15
FINANCIAL STATEMENTS.............................................B-16
COMPARATIVE INDEXES..............................................B-16
APPENDIX A--DESCRIPTION OF BOND RATINGS..........................B-19


                            DESCRIPTION OF THE FUND

ORGANIZATION
Vanguard  Balanced  Index Fund was  organized as Vanguard  Balanced  Index Fund,
Inc., a Maryland corporation, in 1992, and was reorganized as a Delaware business trust in July 1998. The Fund is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940 Act) as an open-end diversified management investment company. The Fund has the ability to offer multiple portfolios and classes of shares. There is no limit on the number of full and fractional shares that the Fund may issue for a single portfolio or class of shares. The Fund currently offers a single portfolio (also known as Vanguard Balanced Index Fund,) and three classes of shares (Investor Shares, Admiral Shares, and Institutional Shares).

SERVICE PROVIDERS

     CUSTODIAN. First Union National Bank, PA4943, 530 Walnut Street, Philadelphia, Pennsylvania 19106, serves as the Fund's custodian. The custodian is responsible for maintaining the Fund's assets and keeping all necessary accounts and records of Fund assets.


     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 2001 Market Street, Suite 1700, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants. The accountants audit financial statements for the Fund and provide other related services.


     TRANSFER AND DIVIDEND-PAYING AGENT. The Fund's transfer and dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.

CHARACTERISTICS OF THE FUND'S SHARES

     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of the Fund's shares, other than the possible future termination of the Fund. The Fund may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected fund. Unless terminated by reorganization or liquidation, the Fund will continue indefinitely.

     SHAREHOLDER LIABILITY. The Fund is organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Fund will not be personally liable for payment of the Fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

     DIVIDEND RIGHTS. The shareholders of a fund are entitled to receive any dividends or other distributions declared for such fund. No shares have priority or preference over any other shares of the same fund with respect to distributions. Distributions will be made from the assets of a fund, and will be paid ratably to all shareholders of the fund (or class) according to the number of shares of such fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.


     VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any class or fund; or (iii) the trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove trustees upon the written request of shareholders representing 10% or more of the Fund's net assets, and to change any fundamental policy of the Fund. Unless otherwise required by applicable law, shareholders of the Fund receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the fund affected by a particular matter are entitled to vote on that matter. Voting rights are noncumulative and cannot be modified without a majority vote.


     LIQUIDATION RIGHTS. In the event of liquidation, shareholders will be entitled to receive a pro rata share of the Fund's net assets.

     PREEMPTIVE RIGHTS. There are no preemptive rights associated with the Fund's shares.

     CONVERSION RIGHTS. There are no conversion rights associated with the Fund's shares.

     REDEMPTION  PROVISIONS.  The Fund's redemption  provisions are described in
its  current   prospectus   and  elsewhere  in  this   Statement  of  Additional
Information.

     SINKING FUND PROVISIONS. The Fund has no sinking fund provisions.

     CALLS OR ASSESSMENT. The Fund's shares, when issued, are fully paid and non-assessable.

TAX STATUS OF THE FUND

The Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, of 1986, as amended. This special tax status means that the Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, the Fund must comply with certain requirements. If the Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

                              INVESTMENT POLICIES
The following policies supplement the Fund's investment policies as set forth in the Prospectus.

     REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements with commercial banks, brokers, or dealers to generate income from its excess cash balances. A repurchase agreement is an agreement under which the Fund acquires a fixed-income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a Federal Reserve member bank with minimum assets of at least $2 billion or a registered securities dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the Fund's board of trustees will monitor the Fund's repurchase agreement transactions generally and will establish guidelines and standards for review of the creditworthiness of any bank, broker, or dealer party to a repurchase agreement with the Fund.

     The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the adviser acknowledges these risks, it is expected that they will be controlled through careful monitoring procedures.

     LENDING OF SECURITIES. The Fund may lend its securities to qualified institutional investors (typically brokers, dealers, banks or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its portfolio securities, the Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms, the structure, and the aggregate amount of such loans must be consistent with the 1940 Act, and the rules or interpretations of the Commission thereunder. These provisions limit the amount of securities the fund may lend to 33 1/3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, a letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange (the Exchange), which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer, or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's board of trustees.

     VANGUARD INTERFUND LENDING PROGRAM. The Commission has issued an exemptive order permitting the Fund and other Vanguard funds to participate in Vanguard's interfund lending program so long as the exemptive order is in effect and not revoked. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The boards of trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the Commission's exemptive order.


     FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS, WARRANTS, CONVERTIBLE SECURITIES, AND SWAP AGREEMENTS. The Fund may enter into futures contracts, warrants, options on futures contracts, convertible securities, and swap agreements for the purpose of simulating full investment in the underlying Indexes and reducing transaction costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency. Assets committed to futures contracts will be segregated to the extent required by law.

     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold", or "selling" a contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

     Futures traders are required to make a good faith initial margin deposit in cash or securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold with deposits that may range upward from less than 5% of the value of the contract being traded. The Fund's initial margin requirement is ordinarily in the form of U.S. Treasury securities.

     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its initial margin deposits.

     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators". Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Fund intends to use futures contracts only for bona fide hedging purposes.

     Regulations of the CFTC applicable to the Fund require that all of its futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of the Fund. The Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, the Fund expects that approximately 75% of its futures contract purchases will be "completed", that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.

     Although techniques other than the sale and purchase of futures contracts could be used to control the Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Fund will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

     Restrictions on the Use of Futures Contracts. The Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets.

     Risk Factors in Futures Transactions. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge.

     The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. The Fund also bears the risk that the adviser will incorrectly predict future stock market trends. However, because the futures strategies of the Fund are engaged in only for hedging purposes, the adviser does not believe that the Fund will be subject to the risks of loss frequently associated with futures transactions. The Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

     Utilization of futures transactions by the Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that the Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

     FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. The Fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term depending on the holding period of the contract. Sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.

     In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities or currencies. It is anticipated that any net gain recognized on futures contracts will be considered qualifying income for purposes of the 90% requirement.

     The Fund will  distribute  to  shareholders  annually any net capital gains which have been recognized for federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the distributions.

     FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts the Fund may make or enter into will be subject to the special currency rules described above.

     ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.

     The Fund may invest in restricted, privately placed securities that, under securities laws, may be sold only to qualified institutional buyers. Because these securities can be resold only to qualified institutional buyers or after they have been held for a number of years, they may be considered illiquid securities--meaning that they could be difficult for the Fund to convert to cash if needed.

     If a substantial market develops for a restricted security held by the Fund, it will be treated as a liquid security, in accordance with procedures and guidelines approved by the Fund's board of trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933 (the 1933
Act). While the Fund's investment adviser determines the liquidity of restricted securities on a daily basis, the board oversees and retains ultimate responsibility for the adviser's decisions. Several factors that the board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, and the availability of information about the security's issuer.

     FOREIGN INVESTMENTS. The Fund will invest in securities issued by foreign governments, companies, and agencies.

     The Fund is, therefore, subject to country risk, which is the possibility that political events (such as a war), financial problems (such as government default), or natural disasters (such as an earthquake) will weaken a country's economy and cause securities issued by entities in that country to lose money.

     As foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of foreign stock exchanges, brokers, and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.


                       FUNDAMENTAL INVESTMENT LIMITATIONS

The Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's shares. For these purposes, a "majority" of shares means the lesser of: (i) 67% or more of the shares voted, so long as more than 50% of the Fund's outstanding shares are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding shares.


     BORROWING. The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. The Fund may borrow money through banks, reverse repurchase agreements, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. The Fund may not make any additional investments whenever its outstanding borrowings exceed 5% of net assets.

     COMMODITIES. The Fund may not invest in commodities, except that it may invest in bond and stock futures contracts, bond and stock options and options on bond and stock futures contracts. No more than 5% of the Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of the Fund's total assets my be invested in futures contracts or options at any time.

     DIVERSIFICATION. With respect to 75% of its total assets, the Fund may not:
(i) purchase more than 10% of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.

     ILLIQUID SECURITIES. The Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

     INDUSTRY CONCENTRATION. The Fund may not invest more than 25% of its total assets in any one industry.

     INVESTING FOR CONTROL. The Fund may not invest in a company for purposes of controlling its management.

     INVESTMENT COMPANIES. The Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares the Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.

     LOANS. The Fund may not lend money to any person except by purchasing fixed-income securities or by entering into repurchase agreements, lending its portfolio securities, or through Vanguard's interfund lending program.

     MARGIN. The Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities.

     OIL, GAS, MINERALS. The Fund may not invest in interests in oil, gas, or other mineral exploration or development programs.

     PLEDGING ASSETS. The Fund may not pledge, mortgage, or hypothecate more than 15% of its net assets.

     REAL ESTATE. The Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate and bonds secured by real estate.


     RELATED PARTY TRANSACTIONS. The Fund may not have dealings on behalf of the Fund with officers and trustees, except for the purchase or sale of securities on an agency or commission basis. The Fund may not make loans to any officers, trustees, or employees of the fund.


     SENIOR SECURITIES. The Fund may not issue senior securities, except in compliance with the 1940 Act.

     UNDERWRITING. The Fund may not engage in the business of underwriting securities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.

     None of these limitations prevents the Fund from participating in The Vanguard Group (Vanguard). As a member of the Group, the Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirement. See "Management of the Fund" for more information.

     Compliance with the investment limitations set forth above is measured at the time the investment is made, a later change in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction.

                             YIELD AND TOTAL RETURN
Yields  are  calculated   daily  and  premiums  and  discounts  on  asset-backed
securities are not amortized.


     The yield of the Fund's Investor Shares for the period ended December 31, 2000 was 1.2%. The average annual total return of the Fund's Investor Shares for the one and five years ended December 31, 2000, and since November 9, 1992, was -2.04%, 12.81%, and 12.66%, respectively. Performance figures are not adjusted for the $10 annual account maintenance fee.


AVERAGE ANNUAL TOTAL RETURN
Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years, or the life of the Fund, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares.

     Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):
                              T = (ERV/P) /1/N /- 1
Where:
          T   = average annual total return.
          P   = a hypothetical initial investment of $1,000.
          n   = number of years.
          ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

AVERAGE ANNUAL AFTER-TAX TOTAL RETURN QUOTATION
We calculate the Fund's average annual after-tax total return by finding the average annual compounded rate of return over the 1-, 5-, and 10-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas:

After-tax return:
                                P (1+T) /N/ = ATV
Where:
          P   = a hypothetical initial payment of $1,000
          T   = average annual after-tax return
          n   = number of years
          ATV = after-tax value at the end of the 1-, 5-, or 10-year periods of a hypothetical $1,000 payment made at the beginning of the time period, assuming no liquidation of the investment at the end of the measurement periods.
Instructions.
1. Assume all distributions by the Fund are reinvested--less the taxes due on such distributions--at the price on the reinvestment dates during the period. Adjustments may be made for subsequent re-characterizations of distributions.
2. Calculate the taxes due on distributions by the Fund by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). For periods after December 31,

     1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains. Note that the applicable tax rates may vary over the measurement period. Assume no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Ignore any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the Fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees.

4.   State the total return quotation to the nearest hundredth of one percent.

CUMULATIVE TOTAL RETURN
Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):
                               C  =  (ERV/P) - 1
Where:
          C   = cumulative total return.
          P   = a hypothetical initial investment of $1,000.
          ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

SEC YIELDS
Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:
                         YIELD = 2[((A-B)/CD+1) /6/- 1]
Where:
          a  = dividends and interest earned during the period.
          b  = expenses accrued for the period (net of
               reimbursements).
          c  = the average daily number of shares outstanding during the period that were entitled to receive dividends.
          d = the maximum offering price per share on the last day of the period.

                               PURCHASE OF SHARES
The Fund reserves the right in its sole discretion (i) to suspend the offerings of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum investment for or any other restrictions on initial and subsequent investments as well as redemption fees for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

     The Fund  reserves  the right to deduct a  transaction  fee of .08% from an
investor's   cumulative   purchases  over  $100  million.  The  Fund  may  incur
substantial transaction costs in absorbing very large investments, and the fee--paid directly to the Fund--is intended to protect existing shareholders from being unfairly impacted by such costs. The Fund's adviser will consider several factors in determining whether to apply the fee, including the following:
 .    The  transaction  costs of  buying  securities,  determined  in part by the availability of securities at that time.
 .    The offsetting effect of any Fund redemptions occurring at that time.
 .    The Fund's then current rate of growth.
 .    Whether  the  Fund's  corporate  substitution  strategy  provides  adequate additional returns to help offset transaction costs associated with the large investment under then current market conditions (as discussed in the prospectus).



                                  SHARE PRICE
The Fund's share price, or "net asset value" per share, is calculated by dividing the net assets attributable to each share class, by the total number of shares outstanding for that class. The net asset value is determined as of the close of the New York Stock Exchange, generally 4:00 p.m., Eastern time, on each day that the Exchange is open for trading.


     Portfolio securities for which market quotations are readily available (including those securities listed on national securities exchanges, as well as those quoted on the NASDAQ Stock Market) will be valued at the last quoted sales price or the official closing price on the day the valuation is made. Such securities which are not traded on the valuation date are valued at the mean of the bid and ask prices. Price information on exchange-listed securities is taken from the exchange where the security is primarily traded. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.


     Short term instruments (those acquired with remaining maturities of 60 days or less) may be valued at cost, plus or minus any amortized discount or premium, which approximates market value.

     Bonds and other fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices of each security, but take into account institutional-size transactions in similar groups of securities as well as any developments related to specific securities.

     Other assets and securities for which no quotations are readily available or which are restricted as to sale (or resale) are valued by such methods as the board of trustees deems in good faith to reflect fair value.

     The share price for the Fund can be found daily in the mutual fund listings of most major newspapers under the heading of Vanguard Index Funds.

                              REDEMPTION OF SHARES
The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

     The Fund has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.

     No charge is made by the Fund for redemptions. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Fund.


                             MANAGEMENT OF THE FUND

OFFICERS AND TRUSTEES

The officers of the Fund manage its day-to-day operations and are responsible to the Fund's board of trustees. The trustees set broad policies for the Fund and choose its officers. The following is a list of the trustees and officers of the Fund and a statement of their present positions and principal occupations during the past five years. As a group, the Fund's trustees and officers own less than 1% of the outstanding shares of the Fund. Each trustee (except Mr. MacLaury) also serves as a Director of The Vanguard Group, Inc., In addition, each trustee serves as a trustees of each of the 109 funds administered by Vanguard (107 in the case of Mr. Malkiel and 99 in the case of Mr. MacLaury). The mailing address of the trustees and officers of the Fund is Post Office Box 876, Valley Forge, PA 19482.


JOHN J. BRENNAN,(DOB: 7/29/1954) Chairman, Chief Executive Officer, and Trustee* Chairman, Chief Executive Officer, and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group.


CHARLES D. ELLIS (DOB: 10/23/37), Trustee
Retired Managing Partner of Greenwich Associates (International Business Strategy Consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; and Trustee of the Whitehead Institute for Biomedical Research.


JOANN HEFFERNAN HEISEN, (DOB: 1/25/1950) Trustee
Vice President, Chief Information Officer, and member of the Executive Committee of Johnson and Johnson (Pharmaceuticals/Consumer Products); Director of Johnson & Johnson*MERCK Consumer Pharmaceuticals Co., The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY, (DOB: 5/7/1931) Trustee
President Emeritus of The Brookings Institution (Independent Non-Partisan Research Organization); Director of American Express Bank, Ltd., The St. Paul Companies, Inc. (Insurance and Financial Services), and National Steel Corp.


BURTON G. MALKIEL, (DOB: 8/28/1932) Trustee
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Argentaria, Gestion, BKF Capital (Investment Management), The Jeffrey Co. (Holding Company), NeuVis, Inc. (Software Company), and Select Sector SPDR Trust (Exchange-Traded Mutual Fund).


ALFRED M. RANKIN, JR., (DOB: 10/8/1941) Trustee
Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (Machinery/ Coal/Appliances); Director of The BFGoodrich Co. (Aircraft Systems/Manufacturing/Chemicals), and The Standard Products Co. (Rubber Products Company).

JAMES O. WELCH, JR., (DOB: 5/13/1931) Trustee
Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.


J. LAWRENCE WILSON, (DOB: 3/2/1936) Trustee
Retired Chairman and CEO of Rohm & Haas Co. (Chemicals); Director of Cummins Engine Co. (Diesel Engines), The Mead Corp. (Paper Products) and AmeriSource Health Corp. (Pharmaceutical Distribution); and Trustee of Vanderbilt University.

RAYMOND J. KLAPINSKY, (DOB: 12/7/1938) Secretary*
Managing Director of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, (DOB: 5/21/1957) Treasurer*
Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.



*Officers of the Fund are "interested persons" as defined in the 1940 Act.

THE VANGUARD GROUP
The Fund is a member of the Vanguard Group of Investment Companies which consists of more than 100 funds. Through their jointly-owned subsidiary, The Vanguard Group, Inc. (Vanguard), the Trust and the other Trusts in The Vanguard Group obtain at cost virtually all of their corporate management, administrative, and distribution services. Vanguard also provides investment advisory services on an at-cost basis to certain Vanguard funds.

     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings, and equipment. Each fund pays its share of Vanguard's net expenses which are allocated among the funds under methods approved by the board of each fund. In addition, each fund bears its own direct expenses such as legal, auditing and custodian fees.

     The funds' officers are also officers and employees of Vanguard. No officer or employee owns, or is permitted to own, any securities of any external adviser for the funds.

     Vanguard and the Fund has adopted a Code of Ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the Fund (access persons) from profiting from that information. The Code permits access persons to invest in securities for their own accounts, including securities that may be held by the Fund, but places substantive and procedural restrictions on their trading activities. For example, the Code requires that access persons of the Fund receive advance approval for every securities trade to ensure that there is no conflict with the trading activities of the Fund.


     Vanguard was established and operates under a Funds' Service Agreement which was approved by the shareholders of each of the funds. The amounts which each of the funds has invested are adjusted from time to time in order to maintain the proportionate relationship between each fund's relative net assets and its contribution to Vanguard's capital. The Amended and Restated Funds' Service Agreement provides for the following arrangement: (1) each Vanguard fund may be called upon to invest a maximum of 0.40% of its assets in Vanguard and
(2) there is no restriction on the maximum cash investment that the Vanguard funds may make in Vanguard. At December 31, 2000, the Fund had contributed capital to Vanguard representing 0.02% of the Fund's net assets. The total amount contributed by the Fund was $746,000 which represented 0.80% of Vanguard's capitalization.


     MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the funds by third parties.

     DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., provides all distribution and marketing activities for the funds in the Group. The principal distribution expenses are for advertising, promotional materials, and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of Vanguard. The trusteesand officers of Vanguard determine the amount to be spent annually on distribution activities, the manner and amount to be spent on each fund, and whether to organize new investment companies.

     One half of the distribution expenses of a marketing and promotional nature is allocated among the funds based upon relative net assets. The remaining one half of those expenses is allocated among the funds based upon each fund's sales for the preceding 24 months relative to the total sales of the funds as a group, provided, however, that no funds aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of average distribution expense rate for Vanguard, and that no fund shall incur annual distribution expenses in excess of 20/100 of 1% of its average month-end net assets.


     During the fiscal years ended December 31, 1998, 1999, and 2000, the Fund incurred the following approximate amounts of The Vanguard Group's management (including transfer agency) distribution, and marketing expenses: $1,715,000, $4,542,000, and $7,552,000, respectively.


INVESTMENT ADVISORY SERVICES

Vanguard provides investment advisory services to the Fund. These services are provided on an at-cost basis from a money management staff employed directly by Vanguard. The compensation and other expenses of this staff are paid by the funds and funds utilizing these services. During the fiscal years ended December 31, 1998, 1999, and 2000, the Fund paid approximately $123,000, $205,000, and
$175,000, respectively, of Vanguard's expenses relating to investment advisory services.


TRUSTEE COMPENSATION
The same individuals serve as trustees of all Vanguard funds (with two exceptions, which are noted in the table appearing on page B-15), and each fund pays a proportionate share of the trustees' compensation. The funds employ their officers on a shared basis, as well. However, officers are compensated by Vanguard, not the funds.

     INDEPENDENT TRUSTEES. The funds compensate their independent trustees--that is, the ones who are not also officers of the Fund--in three ways:
 .    The  independent  trustees  receive an annual fee for their  service to the funds, which is subject to reduction based on absences from scheduled board meetings.
 .    The  independent  trustees are reimbursed for the travel and other expenses that they incur in attending board meetings.
 .    Upon retirement,  the independent  trustees receive an aggregate annual fee of $1,000 for each year served on the board, up to fifteen years of service. This annual fee is paid for ten years following retirement, or until each trustee's death.

     "INTERESTED" TRUSTEE. Mr. Brennan serves as a trustee, but is not paid in this capacity. He is, however, paid in his role as officer of The Vanguard Group, Inc.

     COMPENSATION TABLE. The following table provides compensation details for each of the trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Fund for each trustee. In addition, the table shows the total amount of benefits that we expect each trustees to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each trustees by all Vanguard funds.

                          VANGUARD BALANCED INDEX FUND
                          TRUSTEES' COMPENSATION TABLE


                                                PENSION OR                            TOTAL COMPENSATION
                            AGGREGATE       RETIREMENT BENEFITS                          FROM ALL
                          COMPENSATION      ACCRUED AS PART OF     ESTIMATED ANNUAL    VANGUARD FUNDS
                              FROM             THIS FUND'S          BENEFITS UPON         PAID TO
NAMES OF TRUSTEES         THIS FUND(1)         EXPENSES(1)           RETIREMENT         TRUSTEES(2)
---------------------------------------------------------------------------------------------------------
John J. Brennan              None                None                   None               None
Charles D. Ellis(3)          None                None                   None               None
JoAnn Heffernan Heisen       $771                 $34                $15,000           $100,000
Bruce K. MacLaury            $797                 $57                $12,000            $95,000
Burton G. Malkiel            $775                 $56                $15,000           $100,000
Alfred M. Rankin, Jr.        $755                 $41                $15,000            $98,000
John C. Sawhill(4)           $343                  $0                    N/A            $44,483
James O. Welch, Jr.          $755                 $60                $15,000            $98,000
J. Lawrence Wilson           $771                 $43                $15,000           $100,000

(1) The amounts shown in this column are based on the Fund's fiscal year ended December 31, 2000.
(2) The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 109 funds (107 in the case of Mr. Malkiel; 99 in the case of Mr. MacLaury) for the 2000 calendar year.
(3)  Mr. Ellis joined the Fund's board on January 1, 2001.
(4)  Mr. Sawhill passed away on May 18, 2000.


                             PORTFOLIO TRANSACTIONS
In placing portfolio transactions, Vanguard uses its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain the best available price and most favorable execution. The full range and quality of brokerage services available are considered in making these determinations. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the best available price and most favorable execution, consideration will be given to those brokers which supply statistical information and provide other services in addition to execution services to the Fund.

     The Fund's bond investments are generally purchased and sold through principal transactions, meaning that the Fund normally purchases bonds directly from the issuer or a primary market-maker acting as principal for the bonds on a net basis. Explicit brokerage commissions are not paid on these transactions, although the purchase price for bonds usually includes an undisclosed compensation. Purchases from underwriters of bonds typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers typically include a dealer's mark-up (i.e., a spread between the bid and the asked prices).

     The Vanguard Group chooses brokers or dealers to handle the purchase and sale of the Fund's bonds, and is responsible for getting the best available price and most favorable execution for all transactions. When the Fund purchases a newly issued bond at a fixed price, Vanguard may designate certain members of the underwriting syndicate to receive compensation associated with that transaction. Certain dealers have agreed to rebate a portion of such compensation directly to the Fund to offset its management expenses. Vanguard is required to seek best execution of all transactions and is not authorized to pay a higher brokerage commission solely on account of the receipt of research or other services.

     The Fund's adviser evaluates the reasonableness of any commissions paid by considering: (a) historical commission rates; (b) rates which other institutional  investors are paying, based upon publicly available  information;
(c) rates quoted by brokers and dealers; (d) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (e) the complexity of a particular transaction in terms of both execution and settlement; (f) the level and type of business done with a particular firm over a period of time; and (g) the extent to which the broker or dealer has capital at risk in the transaction. During the fiscal years ended December 31, 1998, 1999, and 2000, the Fund paid approximately $139,894, $141,882, and $232,000 in brokerage commissions, respectively.


                              FINANCIAL STATEMENTS

The Fund's financial statements as of and for the year ended December 31, 2000, appearing in the Vanguard Balanced Index Fund's 2000 Annual Report to Shareholders, and the report thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the performance, please see the Fund's Annual Report to Shareholders, which may be obtained without charge.



                              COMPARATIVE INDEXES
Each of the investment company members of The Vanguard Group, including Vanguard Balanced Index Fund, may from time to time, use one or more of the following unmanaged indexes for comparative performance purposes.

STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX--includes stocks selected by Standard & Poor's Index Committee to include leading companies in leading industries and to reflect the U.S. stock market.

STANDARD & POOR'S MIDCAP 400 INDEX--is composed of 400 medium sized domestic stocks.

STANDARD & POOR'S 500/BARRA VALUE INDEX--consists of the stocks in the Standard & Poor's 500 Composite Stock Price Index (S&P 500) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the S&P 500.

STANDARD & POOR'S SMALLCAP 600/BARRA VALUE INDEX--contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

STANDARD & POOR'S SMALLCAP 600/BARRA GROWTH INDEX--contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

RUSSELL 1000 VALUE INDEX--consists of the stocks in the Russell 1000 Index (comprising the 1,000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.


WILSHIRE 5000 TOTAL MARKET INDEX--consists of more than 6,600 common equity securities, covering all stocks in the U.S. for which daily pricing is available.


WILSHIRE 4500 COMPLETION INDEX--consists of all stocks in the Wilshire 5000 except for the 500 stocks in the Standard and Poor's 500 Index.

RUSSELL 3000 STOCK INDEX--a diversified portfolio of approximately 3,000 common stocks accounting for over 90% of the market value of publicly traded stocks in the U.S.

RUSSELL 2000 STOCK INDEX--a subset of approximately 2,000 of the smallest stocks contained in the Russell 3000, a widely-used benchmark for small capitalization common stocks.


MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX--is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia, and the Far East.

GOLDMAN SACHS 100 CONVERTIBLE BOND INDEX--currently includes 71 bonds and 29 preferreds. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

SALOMON BROTHERS GNMA INDEX--includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

SALOMON BROTHERS HIGH-GRADE CORPORATE BOND INDEX--consists of publicly issued, non-convertible corporate bonds rated Aa or Aaa. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

LEHMAN BROTHERS LONG-TERM TREASURY BOND INDEX--is a market weighted index that contains individually priced U.S. Treasury securities.

MERRILL LYNCH CORPORATE & GOVERNMENT BOND INDEX--consists of over 4,500 U.S. Treasury, agency and investment grade corporate bonds.

LEHMAN BROTHERS CORPORATE (BAA) BOND INDEX--all publicly offered fixed-rate, nonconvertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than one year and with more than $100 million outstanding. This index includes over 1,500 issues.


LEHMAN BROTHERS LONG CREDIT BOND INDEX--is a subset of the Lehman Brothers Corporate Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa, with at least $100 million principal outstanding and maturity greater than ten years.


BOND BUYER MUNICIPAL BOND INDEX--is a yield index on current coupon high-grade general obligation municipal bonds.

STANDARD & POOR'S PREFERRED INDEX--is a yield index based upon the average yield for four high-grade, non-callable preferred stock issues.

NASDAQ INDUSTRIAL INDEX--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

COMPOSITE  INDEX--70%  Standard  & Poor's  500 Index and 30%  NASDAQ  Industrial
Index.


COMPOSITE INDEX--65% Standard & Poor's 500 Index and 35% Lehman Brothers Long Credit A or Better Bond Index.

COMPOSITE INDEX--65% Lehman Brothers Long Credit A or Better Bond Index and a 35% weighting in a blended equity composite (75% Standard & Poor's/BARRA Value Index, 12.5% Standard & Poor's Utilities Index and 12.5% Standard & Poor's Telephone Index).

LEHMAN  BROTHERS  LONG CREDIT A OR BETTER BOND  INDEX--consists  of all publicly
issued,  fixed  rate,  nonconvertible   investment  grade,   dollar-denominated,
SEC-registered corporate debt rated AA or AAA.


LEHMAN BROTHERS AGGREGATE BOND INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated Baa- or better. The Index has a market value of over $5 trillion.


LEHMAN BROTHERS CREDIT A OR BETTER BOND INDEX--consists of all publicly issued, investment grade corporate bonds rated A or better, of all maturity levels.

LEHMAN BROTHERS MUTUAL FUND SHORT (1-5) GOVERNMENT/CREDIT INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB- or better with maturities between one and five years. The index has a market value of over $1.6 trillion.

LEHMAN BROTHERS MUTUAL FUND INTERMEDIATE (5-10) GOVERNMENT/CREDIT INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities between five and ten years. The index has a market value of over $800 billion.

LEHMAN BROTHERS LONG (10+) GOVERNMENT/CREDIT INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB-or better with maturities greater than ten years. The index has a market value of over $1.1 trillion.

LIPPER SMALL-CAP GROWTH FUND--A fund that by prospectus or portfolio practice invests primarily in growth companies with market capitalizations less than $1 billion at the time of purchase.


LIPPER BALANCED FUND AVERAGE--an industry benchmark of average balanced funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER NON-GOVERNMENT MONEY MARKET FUND AVERAGE--an industry benchmark of average non-government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER GOVERNMENT MONEY MARKET FUND AVERAGE--an industry benchmark of average government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER GENERAL EQUITY FUND AVERAGE--an industry benchmark of average general equity funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER FIXED-INCOME FUND AVERAGE--an industry benchmark of average fixed-income funds with similar investment objectives and policies, as measured by Lipper Inc.


                     APPENDIX A--DESCRIPTION OF BOND RATINGS
Excerpts from Moody's Investors Service, Inc. description of its four highest preferred bond ratings:

AAA--Judged to be the best quality. They carry the smallest degree of investment risk.

AA--Judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds.

A--Possess many favorable investment attributes and are to be considered as "upper medium grade obligations".

BAA--Considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

     Excerpts from Standard & Poor's Corporation description of its four highest stock ratings:

AAA--Highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

AA--Also qualify as high grade obligations, a very strong capacity to pay interest and repay principal and differs from AAA--issues only in small degree.

A--Regarded as upper medium grade. They have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank investment.

     Standard & Poor's applies indicators "+", no character and "-" to its rating categories. The indicators show relative standing within the major rating categories.

                                                                   SAI002 042001

                                     PART C

                          VANGUARD BALANCED INDEX FUND
                                OTHER INFORMATION


ITEM 23. EXHIBITS
(a)    Declaration of Trust**
(b)    By-Laws**
(c)    Not applicable
(d)    Investment Advisory Contract**
(e)    Not applicable
(f) Reference is made to the section entitled "Management of the Fund" in the Registrant's Statement of Additional Information
(g)    Custodian Agreement**
(h)    Amended and Restated Funds' Service Agreement**
(i)    Legal Opinion*


(j)    Consent of Independent Accountants*


(k)    Not Applicable
(l)    Not Applicable
(m)    Not Applicable
(n)    Not Applicable
(o)    Rule 18f-3 Plan**
(p)    Code of Ethics**

  * Filed herewith
 ** Previously filed
--------------------------------------------------------------------------------

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Registrant is not controlled by or under common control with any person.


ITEM 25. INDEMNIFICATION
The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. However, this provision does not cover any liability to which a Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
Investment advisory services are provided to the Registrant on an at-cost basis by The Vanguard Group, Inc., a jointly-owned subsidiary of the Registrant and the other Trusts in the Group. See the information concerning The Vanguard Group set forth in Parts A and B.

ITEM 27. PRINCIPAL UNDERWRITERS
(a)    Not Applicable
(b)    Not Applicable
(c)    Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS
The books, accounts, and other documents required to be maintained by Section 31
(a) of the Investment Company Act and the rules promulgated thereunder will be maintained at the offices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355; and the Registrant's Custodian, First Union National Bank, Philadelphia Pennsylvania 19106.

ITEM 29. MANAGEMENT SERVICES
Other than as set forth under the description of The Vanguard Group in Part B of
this   Registration   Statement,   the   Registrant   is  not  a  party  to  any
management-related service contract.


ITEM 30. UNDERTAKINGS
Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 12th day of April, 2001.

                                             VANGUARD BALANCED INDEX FUND

                                   BY:_____________(signature)________________
                                                   -----------

                                   (HEIDI STAM) JOHN J. BRENNAN* CHAIRMAN AND
                                             CHIEF EXECUTIVE OFFICER


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                           TITLE                           DATE
--------------------------------------------------------------------------------
By:/S/ JOHN J. BRENNAN        President, Chairman, Chief      April 12, 2001
   --------------------------- Executive Officer, and Trustee
       (Heidi Stam)
      John J. Brennan*



By:/S/ CHARLES D ELLIS         Trustee                        April 12, 2001
   ---------------------------
       (Heidi Stam)
     Charles D. Ellis*



By:/S/ JOANN HEFFERNAN HEISEN  Trustee                        April 12, 2001
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*


By:/S/ BRUCE K. MACLAURY       Trustee                        April 12, 2001
   ---------------------------
       (Heidi Stam)
      Bruce K. MacLaury*


By:/S/ BURTON G. MALKIEL       Trustee                        April 12, 2001
   ---------------------------
       (Heidi Stam)
       Burton G. Malkiel*


By:/S/ ALFRED M. RANKIN, JR.   Trustee                        April 12, 2001
   ---------------------------
       (Heidi Stam)
     Alfred M. Rankin, Jr.*





By:/S/ JAMES O. WELCH, JR.     Trustee                        April 12, 2001
   ---------------------------
       (Heidi Stam)
     James O. Welch, Jr.*


By:/S/ J. LAWRENCE WILSON      Trustee                        April 12, 2001
   ---------------------------
       (Heidi Stam)
     J. Lawrence Wilson*


By:/S/ THOMAS J. HIGGINS       Treasurer and Principal        April 12, 2001
   --------------------------- Financial Officer and Principal
       (Heidi Stam)            Accounting Officer
      Thomas J. Higgins*


*By Power of Attorney. See File Number 33-4424, filed on January 25, 1999. Incorporated by Reference.

                                 EXHIBIT INDEX


Consent of Independent Accountants. . . . . . . . . . . . . . . . . . . Ex-99.BJ